UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2014	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 10.0%
Aaron’s, Inc.	3,300	$88,737
Bed Bath & Beyond, Inc.*	6,400	408,640
Dillard’s, Inc., Class A	8,900	776,970
DIRECTV*	16,100	1,117,823
Discovery Communications, Inc., Class A*	1,400	111,692
The Gap, Inc.	14,000	533,120
The Home Depot, Inc.	500	38,425
Jack in the Box, Inc.*	12,200	616,954
Johnson Outdoors, Inc., Class A	1,500	35,655
Lowe’s Cos., Inc.	7,000	324,030
Macy’s, Inc.	9,700	516,040
Ross Stores, Inc.	700	47,537
Target Corp.	2,000	113,280
The TJX Cos., Inc.	11,600	665,376
Visteon Corp.*	900	72,909
Total Consumer Discretionary		5,467,188
Consumer Staples - 8.9%
Archer-Daniels-Midland Co.	15,300	604,044
CVS Caremark Corp.	9,200	623,024
The Hershey Co.	1,700	168,980
The Kroger Co.	19,500	703,950
Nu Skin Enterprises, Inc., Class A1	1,100	93,665
Nutraceutical International Corp.*	2,000	50,080
Oil-Dri Corp. of America	1,400	48,090
Philip Morris International, Inc.	6,400	500,096
Pilgrim’s Pride Corp.*	35,800	598,934
The Procter & Gamble Co.	3,400	260,508
Sanderson Farms, Inc.	800	59,480
Tyson Foods, Inc., Class A	16,200	605,880
Wal-Mart Stores, Inc.	7,400	552,632
Total Consumer Staples		4,869,363
Energy - 9.0%
Adams Resources & Energy, Inc.	1,200	79,824
Chevron Corp.	12,300	1,373,049
ConocoPhillips	10,800	701,460
Dawson Geophysical Co.*	4,300	139,191
Exxon Mobil Corp.	16,900	1,557,504
Marathon Petroleum Corp.	4,700	409,135
Occidental Petroleum Corp.	3,500	306,495
Phillips 66	4,600	336,214
Total Energy		4,902,872

	Shares	Value
Financials - 14.6%
American Financial Group, Inc.	1,800	$98,856
American International Group, Inc.	4,900	235,004
American Tower Corp.	800	64,704
Arch Capital Group, Ltd.*	11,700	629,577
Bank of America Corp.	33,200	556,100
Berkshire Hathaway, Inc., Class A*	1	169,512
Berkshire Hathaway, Inc., Class B*	10,287	1,148,029
Central Pacific Financial Corp.	7,800	143,130
The Chubb Corp.	2,200	185,988
Citigroup, Inc.	3,600	170,748
Crawford & Co., Class B	4,700	38,023
Discover Financial Services	10,500	563,325
Everest Re Group, Ltd.	2,200	318,472
FelCor Lodging Trust, Inc.	7,300	59,568
Franklin Resources, Inc.	1,800	93,618
GAMCO Investors, Inc., Class A	6,700	541,293
The Goldman Sachs Group, Inc.	400	65,648
Hanmi Financial Corp.	16,900	364,533
JPMorgan Chase & Co.	10,400	575,744
KeyCorp	25,800	329,208
Morgan Stanley	1,200	35,412
The PNC Financial Services Group, Inc.	800	63,904
PrivateBancorp, Inc.	15,300	437,427
SunTrust Banks, Inc.	15,800	584,916
United Community Banks, Inc.*	15,400	256,872
World Acceptance Corp.*,[1]	2,500	239,225
Total Financials		7,968,836
Health Care - 14.1%
Actavis PLC*	2,524	476,986
Align Technology, Inc.*	2,400	142,608
Amgen, Inc.	6,300	749,385
Anika Therapeutics, Inc.*	9,800	326,046
ArthroCare Corp.*	3,700	167,906
Atrion Corp.	251	67,062
Biogen Idec, Inc.*	2,350	734,704
CareFusion Corp.*	13,900	566,703
Cross Country Healthcare, Inc.*	7,200	77,760
Cyberonics, Inc.*	2,400	160,320
Depomed, Inc.*	3,500	42,000
Emergent Biosolutions, Inc.*	20,700	495,351
Humana, Inc.	1,800	175,140
Johnson & Johnson	3,200	283,104
Lannett Co., Inc.*	8,900	314,348

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 14.1% (continued)
McKesson Corp.	1,800	$313,938
Medtronic, Inc.	11,500	650,440
Pfizer, Inc.	5,200	158,080
SurModics, Inc.*	19,000	463,220
United Therapeutics Corp.*	6,200	636,244
UnitedHealth Group, Inc.	10,100	730,028
Total Health Care		7,731,373
Industrials - 12.9%
Alaska Air Group, Inc.	11,200	885,584
AMERCO	2,600	579,098
ARC Document Solutions, Inc.*	13,600	103,088
Argan, Inc.	5,400	153,414
Consolidated Graphics, Inc.*	6,700	434,428
Delta Air Lines, Inc.	20,650	632,097
Deluxe Corp.	1,400	67,970
FedEx Corp.	2,700	359,964
General Electric Co.	7,900	198,527
Navigant Consulting, Inc.*	30,700	539,399
Oshkosh Corp.	9,800	530,572
Pacer International, Inc.*	31,200	274,872
RPX Corp.*	23,700	384,414
Swift Transportation Co.*	32,100	699,780
UniFirst Corp.	5,000	529,000
Union Pacific Corp.	3,800	662,112
VSE Corp.	1,000	44,110
Total Industrials		7,078,429
Information Technology - 22.0%
Activision Blizzard, Inc.	9,400	161,022
Aeroflex Holding Corp.*	5,700	39,273
Apple, Inc.	2,653	1,328,092
Avnet, Inc.	3,700	151,959
Benchmark Electronics, Inc.*	17,000	386,410
Brocade Communications Systems, Inc.*	68,800	642,592
Cisco Systems, Inc.	21,500	471,065
EMC Corp.	3,700	89,688
Fabrinet*	10,000	184,700
First Solar, Inc.*	1,600	80,928
Google, Inc., Class A*	301	355,472
Insight Enterprises, Inc.*	1,600	33,760
International Business Machines Corp.	6,800	1,201,424
Lattice Semiconductor Corp.*	14,600	84,388
Manhattan Associates, Inc.*	5,600	188,832
MasterCard, Inc., Class A	15,580	1,179,094
Microsoft Corp.	22,700	859,195

	Shares	Value
Oracle Corp.	23,600	$870,840
PC Connection, Inc.	6,900	141,174
Plexus Corp.*	11,700	457,470
QUALCOMM, Inc.	7,300	541,806
SYNNEX Corp.*	9,400	527,810
TiVo, Inc.*	39,100	484,449
Visa, Inc., Class A	5,600	1,206,408
VMware, Inc., Class A*	1,300	117,182
Xerox Corp.	20,900	226,765
Total Information Technology		12,011,798
Materials - 3.7%
CF Industries Holdings, Inc.	2,205	509,046
Graphic Packaging Holding Co.*	25,300	240,350
KapStone Paper and Packaging Corp.*	5,000	139,850
LyondellBasell Industries N.V., Class A	8,100	637,956
Westlake Chemical Corp.	4,000	486,160
Total Materials		2,013,362
Telecommunication Services - 2.8%
AT&T, Inc.	15,100	503,132
T-Mobile US, Inc.*	11,350	346,970
United States Cellular Corp.	4,300	190,447
Verizon Communications, Inc.*	10,300	494,606
Total Telecommunication Services		1,535,155
Utilities - 0.7%
The AES Corp.	27,000	379,620
Total Common Stocks (cost $37,002,619)		53,957,996

	Principal Amount
Short-Term Investments - 1.6%
Repurchase Agreements - 0.4%[2]
Citigroup Global Markets, Inc., dated 01/31/14, due 02/03/14, 0.020%, total to be received $257,283 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 02/15/14 - 02/15/41, totaling $262,429)	$257,283	257,283

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	644,703	$644,703
Total Short-Term Investments (cost $901,986)		901,986

Value
Total Investments - 100.3% (cost $37,904,605)	$54,859,982
Other Assets, less Liabilities - (0.3)%	(164,041)
Net Assets - 100.0%	$54,695,941

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 12.3%
Bally Technologies, Inc.*	9,200	$674,544
Burger King Worldwide, Inc.	3,100	75,454
Capella Education Co.	5,200	324,428
CBS Corp., Class B	2,500	146,800
Comcast Corp., Class A	14,600	794,970
Denny’s Corp.*	20,600	141,316
Domino’s Pizza, Inc.	1,900	134,159
The Gap, Inc.	16,600	632,128
The Home Depot, Inc.[4]	9,600	737,760
HSN, Inc.	5,400	295,758
Interval Leisure Group, Inc.	11,300	298,320
Jack in the Box, Inc.*	6,500	328,705
Las Vegas Sands Corp.	9,100	696,332
Macy’s, Inc.	13,200	702,240
Nutrisystem, Inc.	2,400	34,128
PetMed Express, Inc.	10,700	141,561
Pool Corp.	1,000	54,180
Scripps Networks Interactive, Inc., Class A	1,500	108,780
TripAdvisor, Inc.*	700	54,033
Viacom, Inc., Class B	9,700	796,370
The Walt Disney Co.	6,000	435,660
Wynn Resorts, Ltd.	700	152,194
Total Consumer Discretionary		7,759,820
Consumer Staples - 7.7%
Altria Group, Inc.	10,900	383,898
Archer-Daniels-Midland Co.	19,100	754,068
Brown-Forman Corp., Class B	450	34,650
Church & Dwight Co., Inc.	600	38,748
The Clorox Co.	1,500	132,405
CVS Caremark Corp.	5,700	386,004
Green Mountain Coffee Roasters, Inc.[1]	1,800	145,800
The Hershey Co.	500	49,700
Hormel Foods Corp.	1,400	63,616
The Kroger Co.	900	32,490
Nu Skin Enterprises, Inc., Class A	4,800	408,720
Pilgrim’s Pride Corp.*	15,200	254,296
The Procter & Gamble Co.[4]	8,800	674,256
Sanderson Farms, Inc.	2,800	208,180
Tyson Foods, Inc., Class A4	23,200	867,680
USANA Health Sciences, Inc.*,[1]	1,000	59,870
Wal-Mart Stores, Inc.	2,300	171,764

	Shares	Value
WD-40 Co.	2,500	$171,825
Total Consumer Staples		4,837,970
Energy - 8.4%
Chevron Corp.[4]	4,500	502,335
ConocoPhillips[4]	10,400	675,480
Dawson Geophysical Co.*	4,200	135,954
EOG Resources, Inc.	700	115,668
Exxon Mobil Corp.[4]	18,200	1,677,312
Helmerich & Payne, Inc.	1,900	167,276
HollyFrontier Corp.	2,600	120,380
Marathon Petroleum Corp.	500	43,525
Matrix Service Co.*	7,700	202,356
Occidental Petroleum Corp.[4]	6,100	534,177
Oceaneering International, Inc.	900	61,335
Phillips 66	2,500	182,725
Schlumberger, Ltd.	9,500	831,915
Total Energy		5,250,438
Financials - 17.4%
1st Source Corp.	4,800	141,456
Aflac, Inc.	10,100	634,078
Alexander’s, Inc.	200	67,966
The Allstate Corp.	7,900	404,480
American Capital Agency Corp.	3,400	71,230
American Express Co.[4]	8,400	714,168
Amtrust Financial Services, Inc.[1]	3,900	125,892
Arch Capital Group, Ltd.*	7,000	376,670
AvalonBay Communities, Inc.	400	49,400
Axis Capital Holdings, Ltd.	2,600	117,052
Bancfirst Corp.	1,100	59,433
Bank of America Corp.[4]	75,500	1,264,625
Berkshire Hathaway, Inc., Class B*,4	11,300	1,261,080
Central Pacific Financial Corp.	11,800	216,530
Discover Financial Services	2,100	112,665
Eagle Bancorp, Inc.*	2,400	79,800
Everest Re Group, Ltd.	400	57,904
First Interstate Bancsystem, Inc.	4,400	112,904
First NBC Bank Holding Co.*	2,400	78,240
Franklin Resources, Inc.	5,000	260,050
GAMCO Investors, Inc., Class A	4,000	323,160
The Geo Group, Inc.	1,400	46,872
The Goldman Sachs Group, Inc.	2,100	344,652
Hanmi Financial Corp.	6,200	133,734
Health Care REIT, Inc.	700	40,544

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.4% (continued)
Janus Capital Group, Inc.[1]	6,100	$67,039
JPMorgan Chase & Co.[4]	24,000	1,328,640
Morgan Stanley	2,600	76,726
Potlatch Corp.	12,300	492,000
Regions Financial Corp.	6,100	62,037
Silver Bay Realty Trust Corp.	—	5
State Street Corp.	1,900	127,205
TD Ameritrade Holding Corp.	2,300	71,875
The Travelers Cos., Inc.	1,400	113,792
Universal Insurance Holdings, Inc.	24,300	270,945
Washington Federal, Inc.	2,800	61,264
Webster Financial Corp.	4,300	130,462
Wells Fargo & Co.[4]	14,900	675,566
Wilshire Bancorp, Inc.	7,200	71,712
XL Group PLC	9,000	258,660
Total Financials		10,902,513
Health Care - 12.9%
Albany Molecular Research, Inc.*	11,200	119,840
Align Technology, Inc.*	11,900	707,098
Allergan, Inc.	1,800	206,280
Amgen, Inc.	2,300	273,585
AMN Healthcare Services, Inc.*	9,600	145,056
Anika Therapeutics, Inc.*	1,700	56,559
Cadence Pharmaceuticals, Inc.*	3,500	38,430
CryoLife, Inc.	6,500	70,135
Eli Lilly & Co.	9,000	486,090
Emergent Biosolutions, Inc.*	12,900	308,697
Jazz Pharmaceuticals PLC*	500	75,830
Johnson & Johnson	6,900	610,443
Magellan Health Services, Inc.*	3,900	233,337
Medtronic, Inc.	12,100	684,376
Merck & Co., Inc.	800	42,376
PDL BioPharma, Inc.[1]	84,400	768,040
Pfizer, Inc.[4]	43,000	1,307,200
PharMerica Corp.*	5,300	129,002
Questcor Pharmaceuticals, Inc.[1]	2,100	140,721
Repligen Corp.*	38,300	592,884
SurModics, Inc.*	1,900	46,322
Thoratec Corp.*	2,300	80,362
United Therapeutics Corp.*	3,000	307,860
UnitedHealth Group, Inc.[4]	8,300	599,924
Zimmer Holdings, Inc.	600	56,382
Total Health Care		8,086,829

	Shares	Value
Industrials - 12.1%
3M Co.	2,600	$333,294
American Science & Engineering, Inc.	2,400	164,136
ARC Document Solutions, Inc.*	12,400	93,992
Argan, Inc.	2,200	62,502
The Boeing Co.	3,400	425,884
Consolidated Graphics, Inc.*	1,800	116,712
Delta Air Lines, Inc.	2,800	85,708
Deluxe Corp.	9,100	441,805
Emerson Electric Co.	2,200	145,068
FedEx Corp.	300	39,996
General Electric Co.	5,400	135,702
Hyster-Yale Materials Handling, Inc.	600	51,456
Lennox International, Inc.	700	60,592
Lockheed Martin Corp.[4]	6,500	980,915
Matson, Inc.	2,300	55,039
Navigant Consulting, Inc.*	11,200	196,784
Northrop Grumman Corp.[4]	7,000	808,850
Oshkosh Corp.	1,200	64,968
Pacer International, Inc.*	6,900	60,789
Parker Hannifin Corp.	300	34,011
Raven Industries, Inc.	2,000	74,900
Rockwell Automation, Inc.	600	68,904
Southwest Airlines Co.	42,200	884,090
Spirit Airlines, Inc.*	1,400	65,660
Swift Transportation Co.*	9,000	196,200
UniFirst Corp.	7,000	740,600
Union Pacific Corp.[4]	6,000	1,045,440
United Parcel Service, Inc., Class B	1,000	95,230
United Technologies Corp.	400	45,608
Total Industrials		7,574,835
Information Technology - 19.6%
AOL, Inc.*	1,000	46,080
Apple, Inc.[4]	2,001	1,001,701
Benchmark Electronics, Inc.*	29,100	661,443
Brocade Communications Systems, Inc.*	8,900	83,126
CA, Inc.	19,200	615,936
Cabot Microelectronics Corp.*	2,900	116,928
Cisco Systems, Inc.[4]	13,500	295,785
DST Systems, Inc.	500	45,500
Fabrinet*	25,300	467,291
First Solar, Inc.*	14,300	723,294
Google, Inc., Class A*	627	740,468
Harris Corp.	11,100	769,674

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 19.6% (continued)
Hewlett-Packard Co.	14,000	$406,000
iGATE Corp.*	3,300	111,375
International Business Machines Corp.	1,000	176,680
Manhattan Associates, Inc.*	5,000	168,600
Microsoft Corp.[4]	34,400	1,302,040
NIC, Inc.	11,100	241,314
Oracle Corp.[4]	12,200	450,180
PC Connection, Inc.	5,000	102,300
QUALCOMM, Inc.[4]	15,100	1,120,722
ScanSource, Inc.*	4,200	157,668
Skyworks Solutions, Inc.*	2,300	69,575
Stamps.com, Inc.*	1,500	59,190
TiVo, Inc.*	31,500	390,285
ValueClick, Inc.	2,100	45,150
VeriSign, Inc.*	5,500	323,125
Visa, Inc., Class A	2,700	581,661
VMware, Inc., Class A*	5,200	468,728
WebMD Health Corp.*	6,100	292,190
Xerox Corp.	23,900	259,315
Total Information Technology		12,293,324
Materials - 3.6%
CF Industries Holdings, Inc.	1,100	253,946
LyondellBasell Industries N.V., Class A	10,500	826,980
Monsanto Co.	1,300	138,515
Myers Industries, Inc.	11,300	216,395
Packaging Corp. of America	11,700	755,820
Schweitzer-Mauduit International, Inc.	1,000	46,130
Silgan Holdings, Inc.	1,100	50,413
Total Materials		2,288,199
Telecommunication Services - 2.8%
AT&T, Inc.[4]	33,000	1,099,560
Atlantic Tele-Network, Inc.	700	40,775
United States Cellular Corp.	6,000	265,740
Verizon Communications, Inc.*	7,000	336,140
Total Telecommunication Services		1,742,215
Utilities - 1.7%
American Electric Power Co., Inc.	5,900	287,979
American States Water Co.	2,500	71,000
DTE Energy Co.	8,100	552,582

	Shares	Value
Duke Energy Corp.	800	$56,496
Public Service Enterprise Group, Inc.	3,100	103,354
Total Utilities		1,071,411
Total Common Stocks (cost $52,310,709)		61,807,554

	Number of Contracts
Purchased Options - 1.1%
S&P 500 Puts, 1670 Strike Price, Expiration 03/22/14	82	115,456
S&P 500 Puts, 1675 Strike Price, Expiration 02/22/14	106	61,480
S&P 500 Puts, 1725 Strike Price, Expiration 04/19/14	163	533,010
Total Purchased Options (cost $575,026)		709,946

	Principal Amount
Short-Term Investments - 2.5%
Repurchase Agreements - 1.6%[2]
JPMorgan Securities LLC, dated 01/31/14, due 02/03/14, 0.020%, total to be received $1,974 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.875%, 01/15/25 - 02/15/43, totaling $2,014)	$1,974	1,974
Morgan Stanley & Co. LLC, dated 01/31/14, due 02/03/14, 0.030%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 1.367% - 8.500%, 05/01/17 - 12/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,001,974

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	557,408	557,408
Total Short-Term Investments (cost $1,559,382)		1,559,382
Total Investments - 102.1% (cost $54,445,117)		64,076,882
Other Assets, less Liabilities - (2.1)%		(1,334,244)
Net Assets - 100.0%		$62,742,638

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Exchange Traded Funds - 25.3%
SPDR S&P 500 ETF Trust (cost $17,597,996)	152,118	$27,104,385

	Principal Amount
U.S. Government Obligations - 44.9%
U.S. Treasury Bills,
0.028%, 05/29/14[5,6]	$28,625,000	28,622,023
0.063%, 03/20/14 to 03/27/14[5,6]	19,480,000	19,478,576
Total U.S. Government Obligations (cost $48,094,986)		48,100,599

	Shares
Other Investment Companies - 27.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	4,096,510	4,096,510
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	24,885,486	24,885,486
Total Other Investment Companies (cost $28,981,996)		28,981,996
Total Investments - 97.3% (cost $94,674,978)		104,186,980
Other Assets, less Liabilities - 2.7%		2,917,992
Net Assets - 100.0%		$107,104,972

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares		Value
Exchange Traded Funds - 60.6%
iShares Barclays TIPS Bond Fund		101,506	$11,389,988
iShares iBoxx $ High Yield Corporate Bond Fund[1,4]		275,960	25,733,270
Jefferies TR/J CRB Global Commodity Equity Index Fund[4]		40,668	1,688,129
Market Vectors RVE Hard Assets Producers[4]		47,572	1,683,573
Materials Select Sector SPDR Fund[4]		37,451	1,649,342
SPDR DB International Government Inflation-Protected Bond[4]		35,639	2,064,211
Vanguard REIT[4]		91,423	6,154,596
Total Exchange Traded Funds (cost $50,567,543)			50,363,109
Exchange Traded Notes - 11.4%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[4]		39,347	1,529,024
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[4]		21,542	921,567
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36[1,4]		40,218	914,557
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38[4]		123,077	830,770
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1,4]		66,184	1,774,393
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22[4]		437,839	3,520,226
Total Exchange Traded Notes (cost $11,536,199)			9,490,537

	Number of Contracts
Purchased Options - 1.0%
EURO STOXX 50 Puts, 2775 Strike Price, Expiration 03/21/14	EUR	129	41,408
EURO STOXX 50 Puts, 2900 Strike Price, Expiration 03/21/14	EUR	114	70,573
S&P 500 Puts, 1670 Strike Price, Expiration 03/22/14		111	156,288
S&P 500 Puts, 1675 Strike Price, Expiration 02/22/14		164	95,120
S&P 500 Puts, 1725 Strike Price, Expiration 04/19/14		138	451,260
Total Purchased Options (cost $757,566)			814,649

	Principal Amount
U.S. Government Obligations - 10.8%
U.S. Treasury Bills, 0.028%, 05/29/14[5,6] (cost $8,997,125)		$9,000,000	8,999,172
Short-Term Investments - 33.2%
Repurchase Agreements - 15.1%[2]
Citigroup Global Markets, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $2,983,646 (collateralized by various U.S. Government Agency Obligations, 1.622% - 11.000%, 03/01/14 - 08/15/53, totaling $3,043,312)		2,983,639	2,983,639
Daiwa Capital Markets America, Inc., dated 01/31/14, due 02/03/14, 0.040%, total to be received $2,983,649 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/26/15 - 03/01/48, totaling $3,043,312)		2,983,639	2,983,639
Deutsche Bank Securities, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $2,983,646 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 07/01/21 - 01/01/44, totaling $3,043,312)		2,983,639	2,983,639
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/14, due 02/03/14, 0.020%, total to be received $628,125 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 10/16/14 - 02/15/42, totaling $640,687)		628,124	628,124

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
RBC Capital Markets LLC, dated 01/31/14, due 02/03/14, 0.020%, total to be received $2,983,644 (collateralized by various U.S. Government Agency Obligations, 2.063% - 4.500%, 08/01/26 - 12/01/43, totaling $3,043,312)	$2,983,639	$2,983,639
Total Repurchase Agreements		12,562,680

	Shares
Other Investment Companies - 18.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%[4]	4,884,476	4,884,476
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%[4]	10,140,285	10,140,285
Total Other Investment Companies		15,024,761
Total Short-Term Investments (cost $27,587,441)		27,587,441
Total Investments - 117.0% (cost $99,445,874)		97,254,908
Other Assets, less Liabilities - (17.0)%		(14,156,715)
Net Assets - 100.0%		$83,098,193

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 8.1%
American Eagle Outfitters, Inc.	30,200	$408,606
Chico’s FAS, Inc.	28,800	478,080
Crocs, Inc.*	27,700	425,195
Fiesta Restaurant Group, Inc.*	10,370	445,599
Fox Factory Holding Corp.*	22,200	360,084
Harman International Industries, Inc.	6,700	692,981
Imax Corp.*,1	16,800	465,192
K12, Inc.*	572	12,555
LifeLock, Inc.*	20,200	412,282
LKQ Corp.*	25,500	690,285
Select Comfort Corp.*	31,600	517,292
Tilly’s, Inc., Class A*	31,880	370,127
Vera Bradley, Inc.*,1	8,700	208,974
Vitamin Shoppe, Inc.*	14,600	654,372
Total Consumer Discretionary		6,141,624
Energy - 3.9%
Atwood Oceanics, Inc.*	2,700	127,980
Carrizo Oil & Gas, Inc.*	24,100	990,510
Emerald Oil, Inc.*	19,910	152,710
InterOil Corp.*,1	3,400	172,278
KiOR, Inc., Class A*	120,900	143,871
Matrix Service Co.*	24,000	630,720
SandRidge Energy, Inc.*,1	121,900	749,685
Total Energy		2,967,754
Financials - 9.3%
Allied World Assurance Co. Holdings AG	10,200	1,049,784
Endurance Specialty Holdings, Ltd.	12,300	644,397
Jones Lang LaSalle, Inc.	6,000	685,560
Raymond James Financial, Inc.	44,200	2,250,222
RE/MAX Holdings, Inc., Class A*	257	7,494
Signature Bank*	10,500	1,281,630
Waddell & Reed Financial, Inc., Class A	7,500	486,150
WR Berkley Corp.	17,700	686,052
Total Financials		7,091,289
Health Care - 17.0%
Alkermes PLC*	39,200	1,908,256
Centene Corp.*	6,100	369,660
Covance, Inc.*	3,200	302,592
DexCom, Inc.*	38,800	1,569,848
Foundation Medicine, Inc.*,1	6,163	184,520
Incyte Corp., Ltd.*	400	26,208
Insulet Corp.*	18,450	793,350

	Shares	Value
Intercept Pharmaceuticals, Inc.*	600	$180,528
Intrexon Corp.*,1	33,900	1,138,023
The Medicines Co.*	38,600	1,341,736
MEDNAX, Inc.*	61,500	3,421,860
PerkinElmer, Inc.	9,900	431,640
Seattle Genetics, Inc.*,1	200	8,972
Unilife Corp.*	136,200	636,054
United Therapeutics Corp.*	6,452	662,104
Total Health Care		12,975,351
Industrials - 25.6%
A. O. Smith Corp.	24,700	1,166,334
The Advisory Board Co.*	13,600	861,016
Carlisle Cos., Inc.	12,000	894,360
Chart Industries, Inc.*	4,300	367,392
The ExOne Co.*,1	10,200	480,012
Hub Group, Inc., Class A*	22,600	936,770
Insperity, Inc.	23,600	779,272
KAR Auction Services, Inc.	32,650	908,323
MasTec, Inc.*	103,700	3,726,978
Meritor, Inc.*	63,100	692,838
Mine Safety Appliances Co.	10,400	523,952
MRC Global, Inc.*	12,064	336,827
Pall Corp.	400	32,040
Primoris Services Corp.	18,500	587,745
Quanta Services, Inc.*	26,300	819,771
RPX Corp.*	35,600	577,432
Terex Corp.	18,467	757,147
UTi Worldwide, Inc.	7,800	122,148
WABCO Holdings, Inc.*	19,400	1,672,668
Watsco, Inc.	20,400	1,930,248
WESCO International, Inc.*	15,700	1,302,472
Total Industrials		19,475,745
Information Technology - 29.8%
Advanced Energy Industries, Inc.*	25,600	698,880
Atmel Corp.*	118,000	986,480
Belden, Inc.	24,800	1,604,808
Blackhawk Network Holdings, Inc.*	12,610	331,769
Cadence Design Systems, Inc.*	44,400	626,928
Callidus Software, Inc.*	38,300	561,861
Control4 Corp.*,1	7,900	181,068
Ellie Mae, Inc.*	43,400	1,132,740
Envestnet, Inc.*	8,300	354,825
FleetMatics Group PLC*	12,600	504,126
FLIR Systems, Inc.	10,600	336,232

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 29.8% (continued)
Fortinet, Inc.*	28,300	$599,960
Guidewire Software, Inc.*	3,800	179,398
Heartland Payment Systems, Inc.	18,300	788,913
Ingram Micro, Inc., Class A*	11,000	275,220
Jack Henry & Associates, Inc.	17,200	959,416
Jive Software, Inc.*	21,200	196,100
Kulicke & Soffa Industries, Inc.*	41,700	485,388
Microsemi Corp.*	20,900	489,896
Monolithic Power Systems, Inc.*	6,100	199,409
Move, Inc.*	13,400	189,476
ON Semiconductor Corp.*	164,400	1,374,384
Pandora Media, Inc.*	900	32,463
QuinStreet, Inc.*	53,800	444,926
RealPage, Inc.*	19,100	429,368
Rovi Corp.*	14,400	305,424
Silver Spring Networks, Inc.*,1	15,000	255,750
Synchronoss Technologies, Inc.*	21,300	567,858
Tangoe, Inc.*	58,300	1,062,809
Teradyne, Inc.*	18,500	347,985
Tessera Technologies, Inc.	61,920	1,229,112
TriQuint Semiconductor, Inc.*	50,100	415,830
Ultratech, Inc.*	20,500	518,650
Universal Display Corp.*	7,400	240,352
Virtusa Corp.*	12,500	428,500
Web.com Group, Inc.*	35,090	1,186,042
WEX, Inc.*	7,400	609,464
Yelp, Inc.*	19,900	1,511,405
Total Information Technology		22,643,215
Materials - 3.2%
Boise Cascade Co.*	10,300	314,047
Caesarstone Sdot-Yam, Ltd.	14,000	634,480
Eagle Materials, Inc.	7,500	590,625
Globe Specialty Metals, Inc.	36,000	629,280
RTI International Metals, Inc.*	8,100	252,072
Total Materials		2,420,504
Telecommunication Services - 2.9%
Cogent Communications Group, Inc.	45,500	1,882,335

	Shares	Value
NII Holdings, Inc.*	107,600	$323,876
Total Telecommunication Services		2,206,211
Total Common Stocks (cost $53,397,380)		75,921,693

	Principal Amount
Short-Term Investments - 4.1%
Repurchase Agreements - 3.6%[2]
Barclays Capital, dated 01/31/14, due 02/03/14, 0.020%, total to be received $731,902 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.250%, 11/15/14 - 08/15/43, totaling $746,539)	$731,901	731,901
Citigroup Global Markets, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 1.622% - 11.000%, 03/01/14 - 08/15/53, totaling $1,020,000)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 07/01/21 - 01/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,731,901

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	389,194	389,194
Total Short-Term Investments (cost $3,121,095)		3,121,095
Total Investments - 103.9% (cost $56,518,475)		79,042,788
Other Assets, less Liabilities - (3.9)%		(2,956,202)
Net Assets - 100.0%		$76,086,586

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 19.0%
GNC Holdings, Inc., Class A	21,600	$1,103,976
O’Reilly Automotive, Inc.*	8,850	1,159,173
priceline.com, Inc.*	1,035	1,184,961
Ross Stores, Inc.	10,830	735,465
Starbucks Corp.	12,320	876,198
The Walt Disney Co.	15,285	1,109,844
Wyndham Worldwide Corp.	13,465	955,207
Total Consumer Discretionary		7,124,824
Consumer Staples - 3.0%
The Estee Lauder Cos., Inc., Class A	16,365	1,124,930
Energy - 4.7%
EOG Resources, Inc.	4,810	794,804
Schlumberger, Ltd.	11,165	977,719
Total Energy		1,772,523
Financials - 8.9%
American Tower Corp.	14,155	1,144,856
IntercontinentalExchange Group, Inc.	5,505	1,149,389
Marsh & McLennan Cos., Inc.	23,065	1,054,301
Total Financials		3,348,546
Health Care - 11.5%
Actavis PLC*	6,475	1,223,645
Air Methods Corp.*	12,850	660,876
Celldex Therapeutics, Inc.*	19,225	495,621
DaVita HealthCare Partners, Inc.*	15,075	978,820
Envision Healthcare Holdings, Inc.*	29,095	961,881
Total Health Care		4,320,843
Industrials - 16.8%
The Corporate Executive Board Co.	11,585	846,864
DigitalGlobe, Inc.*	25,995	992,489
Hertz Global Holdings, Inc.*	36,095	939,192

	Shares	Value
On Assignment, Inc.*	32,915	$976,917
Union Pacific Corp.	5,380	937,411
WABCO Holdings, Inc.*	12,540	1,081,199
WW Grainger, Inc.	2,380	558,062
Total Industrials		6,332,134
Information Technology - 29.4%
Alliance Data Systems Corp.*	5,110	1,224,663
Apple, Inc.	1,922	962,153
ASML Holding N.V.	10,390	879,306
CommVault Systems, Inc.*	8,245	569,482
eBay, Inc.*	20,215	1,075,438
Facebook, Inc., Class A*	16,025	1,002,684
Google, Inc., Class A*	1,563	1,845,856
MasterCard, Inc., Class A	14,205	1,075,034
NeuStar, Inc., Class A*	13,865	469,885
The Ultimate Software Group, Inc.*	6,820	1,113,229
WNS Holdings, Ltd., ADR*	38,320	825,030
Total Information Technology		11,042,760
Materials - 5.8%
Ecolab, Inc.	9,770	982,276
PolyOne Corp.	33,220	1,181,303
Total Materials		2,163,579
Total Common Stocks (cost $29,665,884)		37,230,139
Other Investment Companies - 1.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $594,028)	594,028	594,028
Total Investments - 100.7% (cost $30,259,912)		37,824,167
Other Assets, less Liabilities - (0.7)%		(249,767)
Net Assets - 100.0%		$37,574,400

Managers Micro-Cap Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 14.6%
1-800-Flowers.com, Inc., Class A*	50,800	$256,032
American Public Education, Inc.*	20,037	848,166
Big 5 Sporting Goods Corp.	14,500	248,820
Black Diamond, Inc.*,1	1,780	18,957
Bravo Brio Restaurant Group, Inc.*	24,700	369,018
Bridgepoint Education, Inc.*,1	66,102	1,148,853
Capella Education Co.	12,288	766,648
Chuy’s Holdings, Inc.*	43,326	1,564,935
Culp, Inc.	12,900	260,709
Delta Apparel, Inc.*	49,300	797,674
Destination Maternity Corp.	43,585	1,169,385
Destination XL Group, Inc.*	216,720	1,165,954
Einstein Noah Restaurant Group, Inc.	32,900	502,054
Entravision Communications Corp., Class A	123,327	743,662
Famous Dave’s of America, Inc.*	6,725	113,047
Fiesta Restaurant Group, Inc.*	9,770	419,817
Frisch’s Restaurants, Inc.	5,300	133,560
Gentherm, Inc.*	34,187	871,085
Grand Canyon Education, Inc.*	31,300	1,371,566
Harte-Hanks, Inc.	33,900	232,215
Haverty Furniture Cos., Inc.	8,950	248,989
Hooker Furniture Corp.	16,985	257,323
iRobot Corp.*	22,827	806,706
Johnson Outdoors, Inc., Class A	4,625	109,936
Kirkland’s, Inc.*	6,900	129,927
Kona Grill, Inc.*	83,647	1,314,094
LGI Homes, Inc.*	31,893	555,576
Libbey, Inc.*	47,800	1,029,612
LifeLock, Inc.*	40,777	832,258
Lifetime Brands, Inc.	9,200	141,864
M/I Homes, Inc.*	17,961	441,661
The Marcus Corp.	37,425	488,771
MarineMax, Inc.*	40,541	597,980
Modine Manufacturing Co.*	20,300	265,930
Multimedia Games Holding Co., Inc.*	16,438	522,071
Quantum Fuel Systems Technologies Worldwide, Inc.*,1	68,737	591,138
Red Robin Gourmet Burgers, Inc.*	13,600	876,248
Rentrak Corp.*	38,875	2,218,985
RG Barry Corp.	55,944	990,768
Rocky Brands, Inc.	8,625	133,860
Ruth’s Hospitality Group, Inc.	30,800	403,172

	Shares	Value
Saga Communications, Inc., Class A	2,700	$133,218
Smith & Wesson Holding Corp.*,1	89,100	1,166,319
SodaStream International, Ltd.*,1	20,000	731,200
Stein Mart, Inc.	18,100	224,078
Summer Infant, Inc.*	60,500	137,335
Tower International, Inc.*	12,000	266,760
Town Sports International Holdings, Inc.	36,300	396,033
TRI Pointe Homes, Inc.*,1	18,557	327,345
Unifi, Inc.*	11,300	262,047
Universal Electronics, Inc.*	70,600	2,523,244
Vince Holding Corp.*	21,637	505,440
West Marine, Inc.*	29,400	384,846
Zagg, Inc.*	118,200	498,804
Total Consumer Discretionary		33,515,695
Consumer Staples - 2.3%
Annie’s, Inc.*	9,658	387,479
Boulder Brands, Inc.*	45,934	658,693
Calavo Growers, Inc.	10,621	322,666
The Chefs’ Warehouse, Inc.*	14,910	352,025
Craft Brew Alliance, Inc.*	36,767	555,917
Farmer Bros Co.*	6,300	136,269
Natural Grocers by Vitamin Cottage, Inc.*,1	32,542	1,235,620
The Pantry, Inc.*	25,275	369,268
Spartan Stores, Inc.	33,490	756,540
SunOpta, Inc.*	58,000	542,300
Total Consumer Staples		5,316,777
Energy - 4.8%
Abraxas Petroleum Corp.*	35,600	112,852
Bolt Technology Corp.	6,500	140,855
Canadian Solar, Inc.*	16,581	648,814
Dawson Geophysical Co.*	20,400	660,348
Emerald Oil, Inc.*	18,100	138,827
GasLog, Ltd.	54,113	1,134,208
Geospace Technologies Corp.*	15,400	1,224,608
Gulf Island Fabrication, Inc.	22,091	447,564
Gulfport Energy Corp.*	25,000	1,523,750
Natural Gas Services Group, Inc.*	9,250	267,325
Panhandle Oil and Gas, Inc., Class A	8,350	322,811
Quicksilver Resources, Inc.*,1	263,867	820,626
RigNet, Inc.*	45,952	2,143,661
Ring Energy, Inc.*	49,500	681,120
Synergy Resources Corp.*	62,400	539,136
TGC Industries, Inc.*	19,082	124,222
Total Energy		10,930,727

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 12.3%
AMERISAFE, Inc.	45,175	$1,868,890
Asta Funding, Inc.*	48,800	400,160
Banc of California, Inc.	31,400	398,780
Boston Private Financial Holdings, Inc.	32,100	394,509
Center Bancorp, Inc.	7,900	140,225
Centerstate Banks, Inc.	25,400	279,400
Chatham Lodging Trust	33,000	690,030
CoBiz Financial, Inc.	75,900	801,504
Community Trust Bancorp, Inc.	12,761	517,076
Compass Diversified Holdings*	99,200	1,780,640
Crawford & Co., Class B	13,400	108,406
Diamond Hill Investment Group, Inc.	2,200	251,988
Donegal Group, Inc., Class A	8,500	124,185
Eagle Bancorp, Inc.*	12,600	418,950
eHealth, Inc.*	43,685	2,334,090
EMC Insurance Group, Inc.	8,500	233,580
Encore Capital Group, Inc.*,1	18,247	868,375
Financial Institutions, Inc.	10,775	224,982
First Defiance Financial Corp.	9,700	249,484
First Merchants Corp.	25,050	528,304
Flushing Financial Corp.	26,250	539,175
Fortegra Financial Corp.*	17,600	129,712
Heritage Financial Group, Inc.*	7,300	144,467
HFF, Inc., Class A	36,872	1,090,674
Hilltop Holdings, Inc.*	30,648	729,116
ICG Group, Inc.*	43,283	821,944
JMP Group, Inc.	19,800	147,312
Kite Realty Group Trust	62,100	400,545
LaSalle Hotel Properties	25,800	793,608
MainSource Financial Group, Inc.	7,500	122,325
Marcus & Millichap, Inc.*	23,174	386,311
Marlin Business Services Corp.	35,504	900,736
National Interstate Corp.	21,400	482,998
Northrim BanCorp, Inc.	35,126	843,727
OceanFirst Financial Corp.	22,550	400,488
One Liberty Properties, Inc.	12,600	262,836
Oppenheimer Holdings, Inc., Class A	11,500	270,020
Orrstown Financial Services, Inc.*	7,800	125,814
Pacific Continental Corp.	16,700	235,470
Pinnacle Financial Partners, Inc.	19,504	636,611
Piper Jaffray Cos.*	14,000	549,920
Regional Management Corp.*	15,900	528,357
Silvercrest Asset Management Group, Inc., Class A	36,441	575,768

	Shares	Value
SY Bancorp, Inc.	17,990	$532,324
Territorial Bancorp, Inc.	11,525	261,041
Trico Bancshares	19,400	480,344
Union First Market Bankshares Corp.	39,477	910,739
ViewPoint Financial Group, Inc.	24,189	595,533
Washington Banking Co.	32,300	574,617
Washington Trust Bancorp, Inc.	11,275	371,399
West Bancorporation, Inc.	8,925	132,001
Whitestone REIT	40,400	551,460
Total Financials		28,140,950
Health Care - 16.6%
ABIOMED, Inc.*	29,547	812,247
Acceleron Pharma, Inc.*	19,673	911,843
Addus HomeCare Corp.*	9,700	229,308
Agios Pharmaceuticals, Inc.*,1	16,550	437,747
Albany Molecular Research, Inc.*	11,900	127,330
AMN Healthcare Services, Inc.*	27,200	410,992
Anika Therapeutics, Inc.*	10,800	359,316
AtriCure, Inc.*	23,317	477,998
BioScrip, Inc.*	128,900	1,096,939
Cadence Pharmaceuticals, Inc.*	102,385	1,124,187
Cardiovascular Systems, Inc.*	74,227	2,517,780
Columbia Laboratories, Inc.*	56,800	382,832
Cross Country Healthcare, Inc.*	26,300	284,040
Cynosure, Inc., Class A*	13,954	374,386
Endologix, Inc.*	49,289	788,624
Epizyme, Inc.*,1	23,075	701,480
Exactech, Inc.*	46,700	1,040,476
ExamWorks Group, Inc.*	27,916	859,534
Fluidigm Corp.*	71,688	3,234,562
Foundation Medicine, Inc.*,1	22,191	664,398
GW Pharmaceuticals PLC, ADR*	13,300	745,997
HealthStream, Inc.*	19,236	558,229
Insmed, Inc.*	33,951	693,279
Intercept Pharmaceuticals, Inc.*	2,541	764,536
InterMune, Inc.*	38,651	515,991
IPC The Hospitalist Co., Inc.*	9,807	523,498
Keryx Biopharmaceuticals, Inc.*,1	74,169	1,140,719
KYTHERA Biopharmaceuticals, Inc.*,1	15,016	690,736
Medical Action Industries, Inc.*	35,500	263,410
Meridian Bioscience, Inc.	15,700	357,646
Natus Medical, Inc.*	29,600	766,344
Neurocrine Biosciences, Inc.*	28,580	488,432
Novadaq Technologies, Inc.*	46,432	951,392

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 16.6% (continued)
Osiris Therapeutics, Inc.*,1	39,257	$612,802
Oxford Immunotec Global PLC*	16,028	339,473
The Providence Service Corp.*	21,800	575,302
Raptor Pharmaceutical Corp.*,1	74,634	1,160,559
Receptos, Inc.*	28,400	1,131,740
Rockwell Medical, Inc.*,1	28,730	294,770
RTI Surgical, Inc.*	78,300	242,730
Sangamo Biosciences, Inc.*	47,643	921,416
Sarepta Therapeutics, Inc.*,1	22,769	555,108
Spectranetics Corp.*	41,136	1,070,359
Streamline Health Solutions, Inc.*	92,000	555,680
SurModics, Inc.*	31,800	775,284
Tandem Diabetes Care, Inc.*	21,659	559,885
Ultragenyx Pharmaceutical, Inc.*	2,200	92,950
US Physical Therapy, Inc.	47,576	1,499,120
Utah Medical Products, Inc.	2,500	133,000
Verastem, Inc.*,1	37,523	471,289
XOMA Corp.*	66,713	518,360
Zeltiq Aesthetics, Inc.*	59,081	1,210,570
Total Health Care		38,016,625
Industrials - 18.9%
Acacia Research Corp.[1]	34,700	479,554
ACCO Brands Corp.*	105,400	612,374
Aceto Corp.	17,200	366,704
Adept Technology, Inc.*	24,971	431,249
Air Transport Services Group, Inc.*	87,600	551,004
Alamo Group, Inc.	8,959	449,921
The Allied Defense Group, Inc.*,7	38,600	3,088
Ameresco, Inc., Class A*	14,500	142,970
American Woodmark Corp.*	12,586	441,894
Apogee Enterprises, Inc.	22,657	765,807
Astronics Corp.*	43,577	2,639,677
AZZ, Inc.	43,600	1,822,916
Barrett Business Services, Inc.	11,056	866,901
Builders FirstSource, Inc.*	106,440	856,842
Capstone Turbine Corp.*	292,600	474,012
Ceco Environmental Corp.	15,500	240,870
Chart Industries, Inc.*	6,000	512,640
Columbus McKinnon Corp.*	91,800	2,269,296
CRA International, Inc.*	19,150	361,169
Ducommun, Inc.*	33,100	943,350
Energy Recovery, Inc.*	59,366	254,086
Ennis, Inc.	93,650	1,355,115
FreightCar America, Inc.	20,900	480,282

	Shares	Value
Furmanite Corp.*	48,700	$568,816
Gibraltar Industries, Inc.*	15,075	269,239
Global Power Equipment Group, Inc.	14,000	249,340
GP Strategies Corp.*	44,349	1,230,685
Graham Corp.	22,922	818,545
The Greenbrier Cos., Inc.*	45,800	1,680,402
H&E Equipment Services, Inc.*	43,193	1,307,884
Hudson Technologies, Inc.*	85,800	310,596
Interface, Inc.	49,300	1,032,835
The KEYW Holding Corp.*	65,600	1,049,600
Kimball International, Inc., Class B	9,200	136,804
LB Foster Co., Class A	11,950	514,567
LSI Industries, Inc.	16,300	137,572
Lydall, Inc.*	22,500	397,575
Malibu Boats, Inc., Class A*	38,925	690,919
Marten Transport, Ltd.	55,038	1,049,566
Mistras Group, Inc.*	11,800	275,648
MYR Group, Inc.*	20,239	507,392
NN, Inc.	59,550	1,053,440
Old Dominion Freight Line, Inc.*	17,725	961,404
Orion Marine Group, Inc.*	99,582	1,115,318
Pacer International, Inc.*	46,300	407,903
Patrick Industries, Inc.*	18,500	666,000
Performant Financial Corp.*	43,400	370,202
PGT, Inc.*	113,700	1,214,316
Pike Corp.*	25,700	270,878
Power Solutions International, Inc.*	28,711	1,909,569
RBC Bearings, Inc.*	3,911	253,589
Sparton Corp.*	35,100	978,237
Sun Hydraulics Corp.	25,450	930,198
Taser International, Inc.*	51,562	828,085
Thermon Group Holdings, Inc.*	25,025	677,677
Trex Co., Inc.*	11,575	814,070
US Ecology, Inc.	36,192	1,294,226
Total Industrials		43,294,818
Information Technology - 21.2%
Actuate Corp.*	65,238	495,809
Ambarella, Inc.*	19,255	616,738
American Software, Inc., Class A	38,950	392,616
Aspen Technology, Inc.*	20,900	952,413
Bel Fuse, Inc., Class B	12,000	230,040
Benefitfocus, Inc.*,1	12,819	835,158
Callidus Software, Inc.*	102,190	1,499,128
ChannelAdvisor Corp.*	23,829	1,033,464
Chegg, Inc.*,1	46,362	309,234

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.2% (continued)
Clearfield, Inc.*	53,209	$1,327,564
Commtouch Software, Ltd.*	84,500	309,270
Computer Task Group, Inc.	80,550	1,301,688
comScore, Inc.*	29,620	811,884
Control4 Corp.*,1	18,323	419,963
Cray, Inc.*	32,008	943,916
CTS Corp.	29,500	551,355
Demandware, Inc.*	10,688	680,612
Digi International, Inc.*	22,583	232,605
E2open, Inc.*	16,003	383,272
eGain Corp.*	37,859	362,689
Envestnet, Inc.*	19,396	829,179
ePlus, Inc.*	4,800	258,912
FARO Technologies, Inc.*	17,892	925,374
Glu Mobile, Inc.*	146,100	577,095
GSI Group, Inc.*	59,900	646,321
GSI Technology, Inc.*	19,300	128,538
The Hackett Group, Inc.	43,100	254,290
Imperva, Inc.*	16,215	891,825
Integrated Silicon Solution, Inc.*	43,900	516,703
Interactive Intelligence Group, Inc.*	35,200	2,673,088
InvenSense, Inc.*,1	35,552	700,019
IXYS Corp.	35,712	453,185
Luxoft Holding, Inc.*	29,327	1,096,537
Methode Electronics, Inc.	31,182	1,049,586
Monolithic Power Systems, Inc.*	23,399	764,913
NIC, Inc.	32,000	695,680
PC Connection, Inc.	11,346	232,139
Planet Payment, Inc.*	108,974	384,678
PLX Technology, Inc.*	60,200	364,210
Points International, Ltd.*	36,700	889,608
Proofpoint, Inc.*	47,707	1,931,179
PROS Holdings, Inc.*	30,387	1,155,010
Qualys, Inc.*	42,564	1,233,505
Rally Software Development Corp.*	16,378	348,851
RMG Networks Holding Corp.*	32,900	154,301
Seachange International, Inc.*	33,800	404,248
Sierra Wireless, Inc.*	23,811	487,173
Silver Spring Networks, Inc.*	10,678	182,060
SPS Commerce, Inc.*	12,611	814,923
Stamps.com, Inc.*	27,716	1,093,673
Supertex, Inc.*	21,100	563,370
Tangoe, Inc.*	20,417	372,202
Tessco Technologies, Inc.	48,500	1,614,565

	Shares	Value
Textura Corp.*,1	47,285	$1,486,640
Trulia, Inc.*,1	9,298	321,060
Tyler Technologies, Inc.*	29,700	3,131,865
Ultra Clean Holdings, Inc.*	62,500	714,375
Virtusa Corp.*	43,435	1,488,952
Vishay Precision Group, Inc.*	54,950	782,488
XO Group, Inc.*	25,500	309,315
Xoom Corp.*	30,625	838,819
Xyratex, Ltd.	85,300	1,126,813
Total Information Technology		48,576,685
Materials - 3.1%
Flotek Industries, Inc.*	32,879	707,227
Koppers Holdings, Inc.	30,200	1,192,900
Landec Corp.*	68,300	734,225
Materion Corp.	23,125	614,431
Myers Industries, Inc.	26,800	513,220
OMNOVA Solutions, Inc.*	176,100	1,591,944
Penford Corp.*	10,200	126,276
UFP Technologies, Inc.*	5,325	136,427
Universal Stainless & Alloy Products, Inc.*	46,000	1,460,040
Total Materials		7,076,690
Telecommunication Services - 1.3%
8x8, Inc.*	81,268	824,057
HickoryTech Corp.	9,700	138,807
IDT Corp., Class B	15,700	266,900
inContact, Inc.*	39,401	345,941
NTELOS Holdings Corp.	6,300	103,383
Premiere Global Services, Inc.*	58,100	633,290
Shenandoah Telecommunications Co.	15,500	389,050
Towerstream Corp.*	144,100	409,244
Total Telecommunication Services		3,110,672
Utilities - 0.5%
Chesapeake Utilities Corp.	9,075	534,064
Unitil Corp.	21,000	639,240
Total Utilities		1,173,304
Total Common Stocks (cost $156,621,891)		219,152,943

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Exchange Traded Funds - 0.6%
SPDR S&P Regional Banking ETF[1] (cost $1,111,303)	32,200	$1,231,650

	Principal Amount
Short-Term Investments - 9.3%
Repurchase Agreements - 5.1%[2]
Cantor Fitzgerald Securities, dated 01/31/14, due 02/03/14, 0.040%, total to be received $2,772,132 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 05/01/51, totaling $2,827,566)	$2,772,123	2,772,123
Citigroup Global Markets, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $2,772,130 (collateralized by various U.S. Government Agency Obligations, 1.622% - 11.000%, 03/01/14 - 08/15/53, totaling $2,827,566)	2,772,123	2,772,123
Deutsche Bank Securities, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $2,772,130 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 07/01/21 - 01/01/44, totaling $2,827,565)	2,772,123	2,772,123

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.,dated 01/31/14, due 02/03/14, 0.020%, total to be received $583,599 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 10/16/14 - 02/15/42, totaling $595,270)	$583,598	$583,598
RBC Capital Markets LLC, dated 01/31/14,due 02/03/14, 0.020%, total to be received $2,772,128 (collateralized by various U.S. Government Agency Obligations, 2.063% - 4.500%, 08/01/26 - 12/01/43, totaling $2,827,565)	2,772,123	2,772,123
Total Repurchase Agreements		11,672,090

	Shares
Other Investment Companies - 4.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	9,718,502	9,718,502
Total Short-Term Investments (cost $21,390,592)		21,390,592
Total Investments - 105.5% (cost $179,123,786)		241,775,185
Other Assets, less Liabilities - (5.5)%		(12,529,220)
Net Assets - 100.0%		$229,245,965

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
REITs - 97.7%
Apartments - 15.8%
American Campus Communities, Inc.	64,440	$2,239,934
AvalonBay Communities, Inc.	41,550	5,131,425
BRE Properties, Inc.	34,740	2,053,134
Camden Property Trust	38,800	2,398,616
Equity Residential	96,880	5,365,214
Essex Property Trust, Inc.	39,730	6,292,040
Mid-America Apartment Communities, Inc.	57,900	3,736,866
UDR, Inc.	297,610	7,243,827
Total Apartments		34,461,056
Diversified - 10.6%
Cousins Properties, Inc.	96,814	1,040,751
Digital Realty Trust, Inc.	45,300	2,309,847
Duke Realty Corp.	286,020	4,493,374
Liberty Property Trust	183,800	6,690,320
Retail Properties of America, Inc., Class A	122,574	1,616,751
Vornado Realty Trust	76,150	6,992,855
Washington Real Estate Investment Trust	2,890	67,337
Total Diversified		23,211,235
Health Care - 9.5%
Aviv REIT, Inc.	56,220	1,371,206
HCP, Inc.	151,980	5,950,017
Health Care REIT, Inc.	62,030	3,592,778
Ventas, Inc.	157,090	9,800,845
Total Health Care		20,714,846
Hotels - 7.9%
Ashford Hospitality Prime, Inc.	33,584	554,136
Host Hotels & Resorts, Inc.	440,590	8,102,450
LaSalle Hotel Properties	35,710	1,098,440
RLJ Lodging Trust	16,810	419,914
Strategic Hotels & Resorts, Inc.*	198,420	1,847,290
Sunstone Hotel Investors, Inc.	403,500	5,176,905
Total Hotels		17,199,135
Office Properties - 16.6%
Alexandria Real Estate Equities, Inc.	46,950	3,292,604
Boston Properties, Inc.	79,720	8,616,935
Brandywine Realty Trust	135,950	1,937,288
Douglas Emmett, Inc.	42,350	1,076,960
Empire State Realty Trust, Inc., Class A	108,590	1,591,929

	Shares	Value
Highwoods Properties, Inc.	172,980	$6,424,477
Hudson Pacific Properties, Inc.	162,230	3,525,258
Kilroy Realty Corp.	69,600	3,674,880
SL Green Realty Corp.	65,330	6,125,994
Total Office Properties		36,266,325
Regional Malls - 17.1%
General Growth Properties, Inc.	387,720	7,808,681
The Macerich Co.	136,240	7,711,184
Simon Property Group, Inc.	104,300	16,149,812
Tanger Factory Outlet Centers	168,590	5,627,534
Total Regional Malls		37,297,211
Shopping Centers - 8.6%
Brixmor Property Group, Inc.	51,610	1,067,295
DDR Corp.	78,740	1,233,856
Federal Realty Investment Trust	35,660	3,886,940
Kimco Realty Corp.	323,550	6,765,430
Regency Centers Corp.	119,360	5,745,990
Total Shopping Centers		18,699,511
Storage - 5.8%
CubeSmart	53,290	878,219
Extra Space Storage, Inc.	35,630	1,626,866
Public Storage	44,830	7,064,760
Sovran Self Storage, Inc.	44,760	3,039,652
Total Storage		12,609,497
Warehouse/Industrials - 5.8%
First Industrial Realty Trust, Inc.	97,470	1,672,585
Prologis, Inc.	250,300	9,701,628
Rexford Industrial Realty, Inc.	92,890	1,267,948
Total Warehouse/Industrials		12,642,161
Total REITs (cost $207,611,153)		213,100,977
Other Investment Companies - 3.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $6,960,245)	6,960,245	6,960,245
Total Investments - 100.9% (cost $214,571,398)		220,061,222
Other Assets, less Liabilities - (0.9)%		(2,021,985)
Net Assets - 100.0%		$218,039,237

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$37,904,605	$17,253,831	$(298,454)	$16,955,377
Managers AMG FQ U.S. Equity Fund	54,498,535	10,547,810	(969,463)	9,578,347
Managers AMG FQ Global Alternatives Fund	94,674,978	9,512,556	(554)	9,512,002
Managers AMG FQ Global Essentials Fund	100,536,428	850,321	(4,131,841)	(3,281,520)
Managers Frontier Small Cap Growth Fund	57,419,597	23,702,408	(2,079,217)	21,623,191
Managers AMG TSCM Growth Equity Fund	30,325,819	7,640,494	(142,146)	7,498,348
Managers Micro-Cap Fund	180,155,535	64,846,516	(3,226,866)	61,619,650
Managers Real Estate Securities Fund	216,401,393	6,486,064	(2,826,235)	3,659,829

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax Managed U.S. Equity Fund	$249,668	0.5%
Managers AMG FQ U.S. Equity Fund	980,522	1.6%
Managers AMG FQ Global Essentials Fund	12,307,220	14.9%
Managers Frontier Small Cap Growth Fund	2,661,049	3.5%
Managers Micro-Cap Fund	11,145,044	4.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the January 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of this security is held as collateral for options written.
[5]	Represents yield to maturity at January 31, 2014.
[6]	Some or all of these securities were held with brokers as collateral for futures contracts as of January 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,100,598	44.9%
Managers AMG FQ Global Essentials Fund	4,989,501	6.0%

[7]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at January 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Micro Cap Fund	$3,088	0.001%

Notes to Schedules of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign seccurities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of January 31, 2014, the securities in Managers AMG TSCM Growth Equity Fund and Managers Real Estate Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks and REITs by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of January 31, 2014.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$53,957,996	—	—	$53,957,996
Short-Term Investments
Repurchase Agreements	—	$257,283	—	257,283
Other Investment Companies	644,703	—	—	644,703

Total Investments in Securities	$54,602,699	$257,283	—	$54,859,982

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$61,807,554	—	—	$61,807,554
Purchased Options††	709,946	—	—	709,946
Short-Term Investments
Repurchase Agreements	—	$1,001,974	—	1,001,974
Other Investment Companies	557,408	—	—	557,408

Total Investments in Securities	$63,074,908	$1,001,974	—	$64,076,882

Financial Derivative Instruments-Assets††
Equity Contracts	$193	—	—	$193

Financial Derivative Instruments-Liabilities††
Equity Contracts	(497,040)	—	—	(497,040)

Total Financial Derivative Instruments	$(496,847)	—	—	$(496,847)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$27,104,385	—	—	$27,104,385
U.S. Government Obligations††††	—	$48,100,599	—	48,100,599
Other Investment Companies	28,981,996	—	—	28,981,996

Total Investments in Securities	$56,086,381	$48,100,599	—	$104,186,980

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$5,760,633	—	$5,760,633
Equity Contracts	$460,576	—	—	460,576
Interest Rate Contracts	1,953,548	—	—	1,953,548

	2,414,124	5,760,633	—	8,174,757

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(3,452,129)	—	(3,452,129)
Equity Contracts	(978,612)	—	—	(978,612)
Interest Rate Contracts	(4,238,170)	—	—	(4,238,170)

	(5,216,782)	(3,452,129)	—	(8,668,911)

Total Financial Derivative Instruments	$(2,802,658)	$2,308,504	—	$(494,154)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials Fund
Investments in Securities
Exchange Traded Funds†††	$50,363,109	—	—	$50,363,109
Exchange Traded Notes†††	9,490,537	—	—	9,490,537
U.S. Government Obligations††††	—	$8,999,172	—	8,999,172
Purchased Options††	814,649	—	—	814,649
Short-Term Investments
Repurchase Agreements	—	12,562,680	—	12,562,680
Other Investment Companies	15,024,761	—	—	15,024,761

Total Investments in Securities	$75,693,056	$21,561,852	—	$97,254,908

Financial Derivative Instruments-Assets††
Equity Contracts	$681,878	—	—	$681,878
Interest Rate Contracts	689,771	—	—	689,771

	1,371,649	—	—	1,371,649

Financial Derivative Instruments-Liabilities††
Equity Contracts	(1,470,105)	—	—	(1,470,105)

Total Financial Derivative Instruments	$(98,456)	—	—	$(98,456)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$75,921,693	—	—	$75,921,693
Short-Term Investments
Repurchase Agreements	—	$2,731,901	—	2,731,901
Other Investment Companies	389,194	—	—	389,194

Total Investments in Securities	$76,310,887	$2,731,901	—	$79,042,788

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund
Investments in Securities
Common Stocks
Information Technology	$48,576,685	—	—	$48,576,685
Industrials	43,291,730	$3,088	—	43,294,818
Health Care	38,016,625	—	—	38,016,625
Consumer Discretionary	33,515,695	—	—	33,515,695
Financials	28,140,950	—	—	28,140,950
Energy	10,930,727	—	—	10,930,727
Materials	7,076,690	—	—	7,076,690
Consumer Staples	5,316,777	—	—	5,316,777
Telecommunication Services	3,110,672	—	—	3,110,672
Utilities	1,173,304	—	—	1,173,304
Exchange Traded Funds	1,231,650	—	—	1,231,650
Short-Term Investments
Repurchase Agreements	—	11,672,090	—	11,672,090
Other Investment Companies	9,718,502	—	—	9,718,502

Total Investments in Securities	$230,100,007	$11,675,178	—	$241,775,185

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedules of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedules of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedules of Portfolio Investments.
**	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the Schedules of Portfolio Investments.

As of January 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Options

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

Notes to Schedules of Portfolio Investments (continued)

At January 31, 2014, the following Funds had open written options:

Managers AMG FQ U.S. Equity Fund - Written Option Contracts
Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,900	02/22/14	106	$70,861	$67,681
S&P 500 Index (Call)	1,920	03/22/14	82	40,877	31,037
S&P 500 Index (Call)	1,950	04/19/14	163	87,775	63,325
S&P 500 Index (Put)	1,600	03/22/14	82	61,377	(1,763)
S&P 500 Index (Put)	1,620	02/22/14	106	116,441	86,761
S&P 500 Index (Put)	1,675	04/19/14	163	179,056	(187,694)
			Totals	$556,387	$59,347

Managers AMG FQ Global Essentials Fund - Written Option Contracts
Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,275	03/21/14	64	$11,917	$6,911
EURO STOXX 50 (Call)	3,300	03/21/14	65	9,500	5,993
EURO STOXX 50 (Call)	3,350	03/21/14	114	16,816	13,894
EURO STOXX 50 (Put)	2,650	03/21/14	129	24,455	2,707
EURO STOXX 50 (Put)	2,750	03/21/14	114	13,309	(18,825)
S&P 500 Index (Call)	1,900	02/22/14	164	109,535	104,615
S&P 500 Index (Call)	1,910	03/22/14	111	70,806	50,493
S&P 500 Index (Call)	1,950	04/19/14	138	68,709	48,009
S&P 500 Index (Put)	1,600	03/22/14	111	88,566	3,096
S&P 500 Index (Put)	1,620	02/22/14	164	180,055	134,135
S&P 500 Index (Put)	1,675	04/19/14	138	157,029	(153,471)
			Totals	$750,697	$197,557

Transactions in written put and call options for the period from November 1, 2013 to January 31, 2014, were as follows:

Managers AMG FQ U.S. Equity Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	685	$564,713
Options written	702	556,387
Options exercised/expired/closed	(685)	(564,713)

Options outstanding at January 31, 2014	702	$556,387

Notes to Schedules of Portfolio Investments (continued)

Managers AMG FQ Global Essentials

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	1,162	$777,852
Options written	1,684	976,834
Options exercised/expired/closed	(1,534)	(1,003,989)

Options outstanding at January 31, 2014	1,312	$750,697

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC futures contracts is Morgan Stanley.

At January 31, 2014, the following Funds had open futures contracts:

Managers AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	2	Long	03/21/14	$193

Managers AMG FQ Global Alternatives Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	51	Short	02/21/14	$233,881
Australia 10-Year bond	AUD	585	Short	03/18/14	(1,534,236)
Australian SPI 200 Index	AUD	15	Short	03/21/14	53,436
CAC40 Index	EUR	37	Short	02/24/14	(5,651)
Canadian 10-Year bond	CAD	746	Short	03/31/14	(2,106,023)
DAX Index	EUR	7	Short	03/21/14	40,718
Euro-Bund 10-Year	EUR	162	Short	03/10/14	(597,911)
FTSE 100 Index	GBP	15	Long	03/24/14	1,150
FTSE/MIB Index	EUR	49	Short	03/21/14	(454,882)
Hang Seng Index	HKD	45	Short	02/28/14	(10,646)
IBEX 35 Index	EUR	34	Long	02/24/14	(18,767)
Japanese 10-Year Bond	JPY	8	Long	03/11/14	8,368
S&P 500 E-Mini Index	USD	207	Short	03/21/14	120,602
S&P/TSX 60 Index	CAD	8	Long	03/21/14	10,789
TOPIX Index	JPY	77	Long	03/14/14	(488,666)

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
U.K. 10-Year Gilt	GBP	491	Long	03/31/14	$1,621,879
U.S. Treasury 10-Year Bond	USD	700	Long	03/31/14	323,301
				Total	$(2,802,658)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain
Amsterdam Index	EUR	25	Long	02/21/14 to 03/21/14	$(46,432)
Australia 10-Year bond	AUD	55	Long	03/18/14	161,911
Australian SPI 200 Index	AUD	44	Long	03/21/14	60,811
CAC40 Index	EUR	44	Long	02/24/14 to 03/24/14	(20,398)
Canadian 10-Year bond	CAD	48	Long	03/31/14	133,067
DAX Index	EUR	8	Long	03/21/14	28,781
E-Mini MSCI Index	USD	218	Long	03/21/14	(666,061)
Euro-Bund 10-Year	EUR	21	Long	03/10/14	71,915
Euro-Bund 30-Year	EUR	14	Long	03/10/14	96,216
FTSE 100 Index	GBP	31	Long	03/24/14	(4,630)
FTSE/MIB Index	EUR	19	Long	03/21/14	109,711
Hang Seng Index	HKD	17	Long	02/28/14	3,341
IBEX 35 Index	EUR	19	Long	02/24/14	(70,421)
Russell 2000 Index	USD	112	Long	03/21/14	337,998
S&P 500 E-Mini Index	USD	48	Long	03/21/14	1,113
S&P/TSX 60 Index	CAD	30	Long	03/21/14	140,123
TOPIX Index	JPY	29	Long	03/14/14	(109,023)
U.K. 10-Year Gilt	GBP	45	Long	03/31/14	100,536
U.S. Treasury Long Bond	USD	41	Long	03/31/14	126,126
				Total	$454,684

Notes to Schedules of Portfolio Investments (continued)

At January 31, 2014, the following Funds had foreign currency contracts (in U.S. Dollars):

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	03/19/14	GS	$2,726,221	$2,799,461	$(73,240)
Australian Dollar	Long	03/19/14	MS	21,018,788	21,577,986	(559,198)
British Pound	Long	03/19/14	GS	11,169,704	11,116,395	53,309
British Pound	Long	03/19/14	MS	30,899,679	30,728,322	171,357
British Pound	Long	03/19/14	MS	349,446	349,524	(78)
Canadian Dollar	Long	03/19/14	MS	7,642,610	7,956,947	(314,337)
Euro	Long	03/19/14	GS	41,679,597	42,033,162	(353,565)
Euro	Long	03/19/14	MS	24,909,287	25,131,304	(222,017)
Japanese Yen	Long	03/19/14	GS	18,770,029	18,660,632	109,397
Japanese Yen	Long	03/19/14	MS	40,331,173	39,835,071	496,102
New Zealand Dollar	Long	03/19/14	GS	9,207,655	9,394,015	(186,360)
New Zealand Dollar	Long	03/19/14	MS	39,492,539	40,088,339	(595,800)
Norwegian Krone	Long	03/19/14	GS	18,739,098	19,131,432	(392,334)
Norwegian Krone	Long	03/19/14	MS	17,598,883	17,968,692	(369,809)
Singapore Dollar	Long	03/19/14	MS	6,024,306	6,100,338	(76,032)
Swedish Krona	Long	03/19/14	MS	15,716,096	15,816,953	(100,857)
Swedish Krona	Long	03/19/14	MS	5,267,860	5,247,908	19,952
Swiss Franc	Long	03/19/14	MS	12,555,984	12,714,324	(158,340)
Australian Dollar	Short	03/19/14	MS	20,854,129	20,415,328	438,801
Australian Dollar	Short	03/19/14	MS	2,814,188	2,820,912	(6,724)
British Pound	Short	03/19/14	GS	2,463,972	2,437,456	26,516
British Pound	Short	03/19/14	MS	8,119,960	8,149,192	(29,232)
British Pound	Short	03/19/14	MS	7,609,853	7,592,735	17,118
Canadian Dollar	Short	03/19/14	GS	42,141,601	40,532,881	1,608,720
Canadian Dollar	Short	03/19/14	MS	22,217,081	21,536,864	680,217
Euro	Short	03/19/14	MS	7,426,133	7,283,882	142,251
New Zealand Dollar	Short	03/19/14	GS	53,174,418	52,660,648	513,770
New Zealand Dollar	Short	03/19/14	MS	20,067,046	19,789,558	277,488
Norwegian Krone	Short	03/19/14	MS	6,512,437	6,413,560	98,877
Singapore Dollar	Short	03/19/14	GS	30,002,975	29,498,545	504,430

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Singapore Dollar	Short	03/19/14	MS	$5,734,329	$5,719,035	$15,294
Swedish Krona	Short	03/19/14	GS	42,989,556	42,750,202	239,354
Swedish Krona	Short	03/19/14	MS	2,543,672	2,518,257	25,415
Swiss Franc	Short	03/19/14	GS	30,124,627	29,983,756	140,871
Swiss Franc	Short	03/19/14	MS	38,970,396	38,789,002	181,394
Swiss Franc	Short	03/19/14	MS	2,589,568	2,603,774	(14,206)
			Totals	$670,454,896	$668,146,392	$2,308,504

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-Counter

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Principal Amount†	Value
Asset-Backed Securities - 3.4%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.738%, 07/25/32 (02/25/14)[1]	$77,398	$71,483
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3, 0.508%, 04/25/36 (02/25/14)[1]	3,200,000	3,057,645
Series 2007-2, Class 2A2, 0.258%, 08/25/37 (02/25/14)[1]	11,658,808	11,537,854
EFS Volunteer No. 2 LLC, Series 2012-1, Class A1, 1.045%, 07/26/27 (02/25/14) (a)[1]	1,612,886	1,626,102
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.898%, 05/25/40 (02/25/14) (a)[1]	504,097	454,382
First NLC Trust, Series 2007-1, Class A1, 0.228%, 08/25/37 (02/25/14) (a)[1]	625,948	305,512
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.218%, 01/25/37 (02/25/14)[1]	37,211	18,757
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.718%, 10/25/34 (02/25/14)[1]	55,661	53,614
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.208%, 11/25/36 (02/25/14)[1]	11,059	5,192
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.418%, 09/25/35 (02/25/14)[1]	1,587,551	1,563,225
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class M2, 0.588%, 11/25/35 (02/25/14)[1]	3,800,000	3,155,015
Residential Asset Securities Corporation,
Series 2006-EMX2, Class A2, 0.358%, 02/25/36 (02/25/14)[1]	283,742	278,271
Series 2006-KS4, Class M1, 0.438%, 06/25/36 (02/25/14)[1]	6,000,000	4,632,180
Securitized Asset Backed Receivables LLC, Series 2007-HE1, Class A2A, 0.218%, 12/25/36 (02/25/14)[1]	442,297	155,655
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	44,452	47,939
Series 2007-20K, Class 1, 5.510%, 11/01/27	2,602,031	2,875,846
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,066,253	1,132,669
Series 2008-20I, Class 1, 5.600%, 09/01/28	5,943,027	6,701,275
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,584,561	3,867,289
Structured Asset Securities Corp., Series 2002-HF1, 0.738%, 01/25/33 (02/25/14)[1]	39,591	36,527
Total Asset-Backed Securities (cost $40,753,053)		41,576,432

Corporate Bonds and Notes - 10.6%
Financials - 8.1%
Ally Financial, Inc.,
2.750%, 01/30/17	1,000,000	1,006,250
3.439%, 02/11/14 (02/11/14)[1]	1,000,000	1,004,130
4.500%, 02/11/14	7,700,000	7,707,700
5.500%, 02/15/17	3,300,000	3,576,375
7.500%, 09/15/20	1,000,000	1,178,750
8.300%, 02/12/15	800,000	853,000
American International Group, Inc.,
5.050%, 10/01/15	400,000	427,970
6.250%, 03/15/37	800,000	807,000
8.250%, 08/15/18	700,000	880,981
MTN, 5.600%, 10/18/16	800,000	891,182
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)	200,000	206,450

1

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 8.1% (continued)
Bank of America Corp.,
4.500%, 04/01/15		$10,000,000	$10,426,460
6.500%, 08/01/16		2,800,000	3,151,420
GMTN, 6.400%, 08/28/17		3,400,000	3,936,932
Bank of Montreal, 2.850%, 06/09/15 (a)		400,000	413,245
Bank of Nova Scotia, 1.950%, 01/30/17 (a)[2]		200,000	205,966
Barclays Bank PLC,
7.625%, 11/21/22[2]		2,900,000	3,088,500
7.750%, 04/10/23[3]		4,200,000	4,562,250
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	530,000
6.500%, 03/10/21 (a)		900,000	970,875
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000	302,475
Citigroup, Inc.,
6.125%, 08/25/36		3,200,000	3,439,658
MTN, 5.500%, 10/15/14		2,577,000	2,665,649
Dexia Credit Local SA, 0.716%, 04/29/14 (04/29/14) (a)[1]		4,100,000	4,104,494
Ford Motor Credit Co. LLC,
1.018%, 01/17/17 (04/17/14)[1]		10,500,000	10,562,737
7.000%, 04/15/15		1,400,000	1,500,776
8.700%, 10/01/14		1,000,000	1,054,369
The Goldman Sachs Group, Inc., 1.238%, 02/07/14 (02/07/14)		2,200,000	2,200,099
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	322,125
6.750%, 09/01/16 (a)		800,000	895,000
Intesa Sanpaolo S.p.A, 2.638%, 02/24/14 (02/24/14) (a)[1]		1,700,000	1,701,882
JPMorgan Chase & Co., 3.150%, 07/05/16		292,000	305,630
JPMorgan Chase Bank, NA,
0.574%, 06/13/16 (03/13/14)[1]		1,300,000	1,292,634
0.997%, 05/31/17[3]	EUR	900,000	1,197,147
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[3,4]		400,000	428,380
Series 8, 7.869%, 08/25/20	GBP	2,300,000	4,062,649
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	2,104,380
Principal Life Income Funding Trusts, MTN, 5.550%, 04/27/15		2,300,000	2,438,902
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	936,000
The Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[3,4]		2,600,000	2,782,000
SLM Corp., MTN, 6.250%, 01/25/16		300,000	323,625
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,998,658
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	3,025,084
Wells Fargo & Co., Series K, 7.980%, 03/29/49[3,4]		1,600,000	1,812,000
Total Financials			98,281,789
Industrials - 2.3%
AbbVie, Inc., 0.996%, 11/06/15 (05/06/14)[1]		2,900,000	2,929,107

2

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 2.3% (continued)
Corp. Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		$1,200,000	$1,447,714
Petrobras Global Finance BV, 3.000%, 01/15/19		300,000	283,454
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,399,000
5.875%, 03/01/18		2,300,000	2,450,121
Petroleos Mexicanos, 8.000%, 05/03/19		1,200,000	1,449,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		639,180	687,118
Rohm & Haas Co., 6.000%, 09/15/17		316,000	362,131
Statoil A.S.A, 0.697%, 11/08/18 (05/08/14)[1]		6,800,000	6,849,477
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,353,680
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		231,272	262,494
Verizon Communications, Inc.,
1.993%, 09/14/18 (03/14/14)[1]		500,000	523,776
2.500%, 09/15/16		700,000	724,700
3.650%, 09/14/18		1,800,000	1,916,881
Volkswagen International Finance NV, 0.857%, 04/01/14 (04/01/14) (a)[1]		2,900,000	2,902,335
Total Industrials			27,540,988
Utilities - 0.2%
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,280,027
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	766,500
The Tokyo Electric Power Co., Inc.,
Series 513, 1.850%, 07/28/14	JPY	7,000,000	68,211
Series 527, 1.500%, 05/30/14	JPY	1,000,000	9,741
Total Utilities			3,124,479
Total Corporate Bonds and Notes (cost $122,604,312)			128,947,256
Foreign Government and Agency Obligations - 7.6%
Autonomous Community of Valencia Spain, Notes, EMTN, 4.375%, 07/16/15	EUR	400,000	554,843
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 3.375%, 09/26/16 (a)		400,000	406,500
Notes, 4.125%, 09/15/17 (a)	EUR	400,000	560,254
Brazil Letras do Tesouro Nacional, Notes, 13.110%, 01/01/17[5]	BRL	3,000,000	870,362
Italy Buoni Ordinari Del Tesoro,
Notes, 0.607%, 10/14/14[5]	EUR	10,200,000	13,699,214
Notes, 0.633%, 11/14/14[5]	EUR	5,300,000	7,113,130
Italy Buoni Poliennali Del Tesoro,
Notes, 2.500%, 03/01/15	EUR	2,200,000	3,023,829
Notes, 3.000%, 04/15/15	EUR	100,000	138,331
Notes, 3.000%, 06/15/15	EUR	700,000	972,586
Notes, 3.000%, 11/01/15	EUR	400,000	558,788
Notes, 4.500%, 07/15/15	EUR	2,300,000	3,264,973
Notes, 6.000%, 11/15/14	EUR	900,000	1,264,648
Italy Buoni Poliennali Del Tesoro Bonds, 3.750%, 08/01/15	EUR	1,700,000	2,389,696

3

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 7.6% (continued)
Italy Certificati di Credito del Tesoro,
Notes, 0.672%, 12/31/14[5]	EUR	3,400,000	$4,556,766
Notes, 0.860%, 06/30/15[5]	EUR	1,400,000	1,866,591
The Korea Development Bank Notes, 4.375%, 08/10/15		3,500,000	3,686,347
Korea Finance Corp. Notes, 3.250%, 09/20/16[2]		800,000	839,590
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15 (a)		500,000	529,810
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	1,300,000	1,185,612
4.000%, 06/02/21	CAD	2,300,000	2,242,404
4.200%, 06/02/20	CAD	1,900,000	1,880,655
4.400%, 06/02/19	CAD	1,000,000	998,186
MTN, 5.500%, 06/02/18	CAD	400,000	412,807
Ontario Notes, Province of,
1.000%, 07/22/16		100,000	100,726
1.650%, 09/27/19		1,100,000	1,072,184
3.000%, 07/16/18		400,000	423,810
Quebec Bonds, Province of,
3.500%, 07/29/20		500,000	530,069
3.500%, 12/01/22	CAD	2,400,000	2,221,640
4.250%, 12/01/21	CAD	3,900,000	3,832,768
Spain Government,
Bonds, 3.150%, 01/31/16	EUR	800,000	1,123,289
Notes, 2.750%, 03/31/15	EUR	4,600,000	6,339,556
Notes, 3.300%, 10/31/14	EUR	1,500,000	2,066,435
Notes, 3.750%, 10/31/15	EUR	500,000	707,094
Notes, 4.000%, 07/30/15	EUR	8,900,000	12,494,282
Spain Letras Del Tesoro, 0.632%, 10/17/14[5]	EUR	6,800,000	9,129,453
Total Foreign Government and Agency Obligations (cost $94,639,820)			93,057,228
Mortgage-Backed Securities - 3.2%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.349%, 02/25/45 (03/25/14)[1]		430,557	433,533
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.617%, 05/16/47 (02/17/14) (a)[1]	EUR	1,505,100	2,057,705
Bank of America Funding Corp., Series 2005-D, Class A1, 2.632%, 05/25/35 (03/25/14)[1]		478,707	494,003
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A1, 2.743%, 11/25/30 (03/25/14)[1]		10,450	10,683
Series 2002-11, Class 1A1, 2.363%, 02/25/33 (03/25/14)[1]		10,996	11,184
Series 2003-1, Class 6A1, 2.572%, 04/25/33 (03/25/14)[1]		199,116	206,688
Series 2005-2, Class A1, 2.600%, 03/25/35 (03/25/14)[1]		5,461,881	5,600,705
Series 2005-2, Class A2, 2.533%, 03/25/35 (03/25/14)[1]		2,689,158	2,728,073
Series 2005-5, Class A2, 2.250%, 08/25/35 (03/25/14)[1]		5,202,203	5,302,890
Series 2005-12, Class 13A1, 5.373%, 02/25/36 (03/25/14)[1]		178,669	170,715
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.700%, 05/25/35 (03/25/14)[1]		1,147,310	1,108,492
Series 2005-7, Class 22A1, 2.679%, 09/25/35 (03/25/14)[1]		559,107	499,211
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,164,197

4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Mortgage-Backed Securities - 3.2% (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.200%, 09/25/35 (03/25/14)[1]		$3,833,264	$3,841,847
Series 2005-11, Class A2A, 2.510%, 10/25/35 (03/25/14)[1]		231,260	229,371
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.338%, 05/25/47 (02/25/14)[1]		1,074,871	900,701
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.417%, 02/20/36 (03/20/14)[1]		285,081	272,185
CSMC, Series 2010-18R, Class 4A4, 2.419%, 04/26/38 (a)[3]		1,200,000	1,179,992
GreenPoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.238%, 10/25/46 (02/25/14)[1]		4	4
Series 2006-AR8, Class 1A1A, 0.238%, 01/25/47 (02/25/14)[1]		42	42
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.030%, 11/25/35 (03/25/14)[1]		638,889	636,390
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.326%, 01/25/36 (03/25/14)[1]		1,348,086	1,084,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,308,691
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.389%, 02/25/35 (03/25/14)[1]		194,626	201,947
Merrill Lynch Mortgage Investors Trust,
Series MLCC 2005-3, Class 4A, 0.408%, 11/25/35 (02/25/14)[1]		116,845	109,705
Series MLMI 2005-A10, Class A, 0.368%, 02/25/36 (02/25/14)[1]		678,212	633,209
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.438%, 12/25/35 (02/25/14)[1]		2,110,139	1,886,030
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.558%, 02/25/34 (02/25/14)[1]		92,510	87,384
Series 2004-CL1, Class 2A2, 0.558%, 02/25/19 (02/25/14)[1]		1,640	1,614
Silenus European Loan Conduit No. 25, Ltd., Series 25X, Class A, 0.368%, 05/15/19 (02/17/14)[1]	EUR	65,965	86,832
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1, 0.817%, 09/19/32 (02/19/14)[1]		217,213	211,675
Series 2005-AR5, Class A2, 0.407%, 07/19/35 (02/19/14)[1]		702,001	686,724
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.227%, 01/25/32 (03/25/14)[1]		16,598	15,018
Series 2006-11, Class A1, 2.619%, 10/28/35 (03/28/14) (a)[1]		341,654	324,171
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.240%, 06/15/20 (02/15/14) (a)[1]		610,076	604,330
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.338%, 11/25/42 (03/25/14)[1]		114,455	110,960
Series 2005-AR13, Class A1A1, 0.448%, 10/25/45 (02/25/14)[1]		235,571	225,577
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR1, 2.018%, 02/25/31 (03/25/14)[1]		3,073	3,111
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.628%, 03/25/36[3]		1,135,408	1,151,393
Total Mortgage-Backed Securities (cost $37,597,482)			38,581,285
Municipal Bonds - 4.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,359,300
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,141,530
California State General Obligation, Build America Bonds, 7.500%, 04/01/34		1,300,000	1,752,075
California State General Obligation, Build America Bonds, 7.550%, 04/01/39		1,300,000	1,805,271
California State General Obligation, Build America Bonds, 7.600%, 11/01/40		1,000,000	1,407,540

5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.3% (continued)
California State General Obligation, Build America Bonds, 7.950%, 03/01/36	$1,100,000	$1,298,044
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	531,920
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	815,661
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,095,860
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	109,814
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,865,456
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	219,628
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	1,974,822
Chicago, IL Transit Authority, Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,281,202
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,042,648
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	875,664
Irvine Ranch, CA District Joint Powers Agency Water Revenue, 2.388%, 03/15/14	2,800,000	2,803,752
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000	245,536
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	377,568
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[6]	3,600,000	3,982,500
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,186,000
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,129,590
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,082,104
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	5,902,850
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,331,660
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,208,746
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,000,000	1,069,680
New York State Dormitory Authority, 5.000%, 12/15/30	2,000,000	2,204,360
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	980,667
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,312,008
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,198,413
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[6]	200,000	203,714
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,760,525
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	367,482
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	235,628
Total Municipal Bonds (cost $45,642,739)		53,159,218

	Shares
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	334,875

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Municipal Closed-End Bond Funds - 0.5% (continued)
DWS Municipal Income Trust	55,000	$699,050
Invesco Advantage Municipal Income Trust II	61,796	675,430
Invesco Trust for Investment Grade Municipals	55,000	702,350
MFS Municipal Income Trust	53,800	341,092
Nuveen Performance Plus Municipal Fund	55,000	779,900
Nuveen Premium Income Municipal Fund II	55,000	734,800
Nuveen Premium Income Municipal Fund IV	55,000	682,000
Nuveen Quality Income Municipal Fund[2]	55,000	716,100
Total Municipal Closed-End Bond Funds (cost $6,147,228)		5,665,597
Preferred Stocks - 0.3%
DG Funding Trust, 2.497% (Financials) (a)[1,4,7] (cost $6,037,773)	573	4,058,719

	Principal Amount†
U.S. Government and Agency Obligations - 78.7%
Federal Home Loan Mortgage Corporation - 6.6%
FHLMC,
0.875%, 03/07/18	$600,000	589,357
1.000%, 03/08/17 to 09/29/17[2]	28,400,000	28,415,017
1.250%, 08/01/19 to 10/02/19[2]	5,600,000	5,401,269
2.533%, 07/01/30 (04/15/14)[1]	1,697	1,764
2.618%, 11/01/34 (04/15/14)[1]	1,028,547	1,096,933
3.750%, 03/27/19	1,200,000	1,320,203
5.164%, 08/01/35 (04/15/14)[1]	46,424	49,364
5.500%, 08/23/17	100,000	115,468
FHLMC Gold Pool,
4.000%, 09/01/40 to 12/01/41	4,136,910	4,332,917
4.000%, TBA 30yr8	13,000,000	13,542,344
4.500%, 06/01/23 to 07/01/41	3,632,338	3,897,447
5.500%, 11/01/26 to 05/01/40	9,057,158	9,931,822
6.000%, 02/01/16 to 11/01/37	5,511,657	6,087,633
6.500%, 01/01/26	14,610	16,341
FHLMC REMICS,
0.310%, 07/15/19 to 08/15/19 (02/15/14)[1]	1,391,388	1,389,222
0.460%, 05/15/36 (02/15/14)[1]	734,586	735,407
0.660%, 09/15/30 (02/15/14)[1]	23,080	23,098
6.500%, 08/15/31	2,587,779	2,940,225
7.000%, 11/15/20	10,986	11,832
7.500%, 08/15/30	151,199	176,746
FHLMC Structured Pass Through Securities, 1.339%, 02/25/45 (03/25/14)[1]	110,973	113,566
Total Federal Home Loan Mortgage Corporation		80,187,975

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 36.6%
FNMA,
0.875%, 08/28/17 to 05/21/18[2]	$8,700,000	$8,616,637
1.250%, 01/30/17	2,400,000	2,435,129
1.334%, 07/01/44 (03/25/14)[1]	127,735	130,373
1.875%, 09/18/18	300,000	304,679
2.289%, 09/01/35 (03/25/14)[1]	894,186	943,592
2.310%, 08/01/22	1,800,000	1,734,312
2.471%, 06/01/35 (03/25/14)[1]	1,548,195	1,657,215
2.870%, 09/01/27	1,100,000	1,012,077
3.000%, TBA 15yr8	18,000,000	18,582,187
3.330%, 11/01/21	96,346	99,742
3.392%, 05/01/36 (03/25/14)[1]	730,223	762,115
3.500%, 11/01/25 to 03/01/43	2,262,188	2,302,554
3.500%, TBA 15yr8	7,000,000	7,375,938
3.835%, 05/01/36 (03/25/14)[1]	348,470	365,390
4.000%, 07/01/18 to 10/01/31	24,512,906	26,197,222
4.500%, 05/01/14 to 10/01/43	136,764,328	146,985,014
5.000%, 02/13/17 to 03/01/42	32,131,910	35,330,540
5.000%, TBA 30yr8	90,000,000	98,096,508
5.066%, 05/01/35 (03/25/14)[1]	81,001	87,284
5.375%, 06/12/17	1,300,000	1,489,654
5.500%, 11/01/17 to 09/01/41	49,214,789	54,235,412
5.500%, TBA 30yr8	1,000,000	1,101,250
6.000%, 05/01/16 to 05/01/41	28,767,769	31,875,629
6.500%, 11/01/35	52,657	58,871
FNMA REMICS,
0.218%, 12/25/36 (02/25/14)[1]	234,273	228,637
0.468%, 04/25/37 (02/25/14)[1]	455,189	453,964
0.608%, 09/25/35 (02/25/14)[1]	1,069,991	1,070,862
2.368%, 05/25/35 (03/25/14)[1]	127,815	132,427
5.000%, 04/25/33	889,972	980,019
7.200%, 05/25/23	343,476	390,462
FNMA Whole Loan, 5.948%, 12/25/42[3]	205,584	241,112
Total Federal National Mortgage Association		445,276,807
Government National Mortgage Association - 0.8%
GNMA,
1.625%, 03/20/24 to 11/20/29 (03/20/14)[1]	253,703	263,655
2.000%, 04/20/21 (03/20/14)[1]	4,530	4,755
5.000%, 07/15/34 to 12/15/41	7,790,408	8,571,336
6.500%, 06/20/28	409,696	461,923
6.750%, 10/16/40[3]	847,149	952,343
Total Government National Mortgage Association		10,254,012

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government Obligations - 34.7%
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	$2,161,500	$2,954,416
U.S. Treasury Inflation Indexed Notes,
0.125%, 04/15/17 to 07/15/22	5,783,631	5,722,022
0.625%, 07/15/21	7,031,812	7,311,988
1.125%, 01/15/21	11,826,384	12,692,111
1.250%, 07/15/20	534,350	583,151
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	15,517,448	18,429,390
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	667,506	741,714
2.000%, 01/15/26	8,807,100	10,093,078
2.375%, 01/15/27	13,521,924	16,100,676
2.500%, 01/15/29	3,690,870	4,497,672
3.875%, 04/15/29	1,843,062	2,614,341
U.S. Treasury Notes,
0.500%, 07/31/17	1,900,000	1,871,129
0.625%, 10/15/16 to 08/31/17	48,200,000	48,125,465
0.750%, 01/15/17 to 02/28/18[9]	10,688,000	10,708,419
0.875%, 09/15/16 to 04/30/17	24,100,000	24,206,945
1.000%, 03/31/17 to 05/31/18	3,400,000	3,378,148
1.250%, 10/31/18 to 11/30/18[10]	12,600,000	12,479,575
1.500%, 07/31/16 to 01/31/19	238,800,000	238,968,412
3.000%, 02/28/17	400,000	427,188
3.125%, 01/31/17	200,000	214,226
3.250%, 03/31/17	1,000,000	1,076,719
Total U.S. Government Obligations		423,196,785
Total U.S. Government and Agency Obligations (cost $951,917,841)		958,915,579
Short-Term Investments - 6.4%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.000%, 10/31/14[5]	1,100,000	1,089,723
Repurchase Agreements - 6.1%
BNP Paribas Securities Corp., dated 01/31/14, due 02/03/14, 0.030%, total to be received $29,300,073 (collateralized by $29,742,464 U.S. Treasury Notes, 1.880%, 10/31/17)	29,300,000	29,300,000
Cantor Fitzgerald Securities, Inc., dated 01/31/14, due 02/03/14, 0.040%, total to be received $6,166,960 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 05/01/51, totaling $6,290,278)[11]	6,166,939	6,166,939
Citigroup Global Markets, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $6,166,954 (collateralized by various U.S. Government Agency Obligations, 1.622% - 11.000%, 03/01/14 - 08/15/53, totaling $6,290,278)[11]	6,166,939	6,166,939
Deutsche Bank Securities, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $6,166,954 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 07/01/21 - 01/01/44, totaling $6,290,278)[11]	6,166,939	6,166,939
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/14, due 02/03/14, 0.020%, total to be received $1,298,288 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 10/16/14 - 02/15/42, totaling $1,324,252)[11]	1,298,286	1,298,286

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 6.4%
Repurchase Agreements - 6.1% (continued)
RBC Capital Markets LLC, dated 01/31/14, due 02/03/14, 0.020%, total to be received $6,166,949 (collateralized by various U.S. Government Agency Obligations, 2.063% - 4.500%, 08/01/26 - 12/01/43, totaling $6,290,278)[11]	$6,166,939	$6,166,939
RBS Securities, Inc., dated 01/31/14, due 02/04/14, 0.040%, total to be received $19,000,084 (collateralized by $19,378,437 U.S. Treasury Notes, 1.000%, 05/31/18)	19,000,000	19,000,000
Total Repurchase Agreements		74,266,042

	Shares
Other Investment Companies - 0.2%[12]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,232,152	2,232,152
Total Short-Term Investments (cost $77,586,804)		77,587,917
Total Investments - 115.0% (cost $1,382,927,052)		1,401,549,231
Other Assets, less Liabilities - (15.0)%		(183,030,688)
Net Assets - 100.0%		$1,218,518,543

10

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,383,178,468 for Federal income tax purposes at January 31, 2014, the aggregate gross unrealized appreciation and depreciation were $26,726,501 and $8,355,738, respectively, resulting in net unrealized appreciation of investments of $18,370,763.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2014, the value of these securities amounted to $37,813,533, or 3.1% of net assets.
[1]	Floating Rate Security: The rate listed is as of January 31, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Some or all of these securities, amounting to a market value of $25,380,600, or 2.1% of net assets, were out on loan to various brokers.
[3]	Variable Rate Security: The rate listed is as of January 31, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Perpetuity Bond: The date shown is the final call date.
[5]	Represents yield to maturity at January 31, 2014.
[6]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,186,214, or 0.3% of net assets.
[7]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at January 31, 2014, amounted to $4,058,719, or 0.3% of net assets.
[8]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[9]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $86,477, or 0.01% of net assets.
[10]	Some or all of this security is held with brokers as collateral for swap contracts, amounting to a market value of $781,264, or 0.06% of net assets.
[11]	Collateral received from brokers for securities lending was invested in these short-term investments.
[12]	Yield shown represents the January 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
REMICS:	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

11

Notes to Schedule of Portfolio Investments (continued)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of January 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Asset-Backed Securities	—	$41,576,432	—	$41,576,432
Corporate Bonds and Notes†	—	128,947,256	—	128,947,256
Foreign Government and Agency Obligations	—	93,057,228	—	93,057,228
Mortgage-Backed Securities	—	38,581,285	—	38,581,285
Municipal Bonds	—	53,159,218	—	53,159,218
Municipal Closed-End Bond Funds	$5,665,597	—	—	5,665,597
Preferred Stocks	—	4,058,719	—	4,058,719
U.S. Government and Agency Obligations†	—	958,915,579	—	958,915,579
Short-Term Investments
Certificates of Deposit	—	1,089,723	—	1,089,723
Repurchase Agreements	—	74,266,042	—	74,266,042
Other Investment Companies	2,232,152	—	—	2,232,152

Total Investments in Securities	$7,897,749	$1,393,651,482	—	$1,401,549,231

Financial Derivative Instruments-Assets††
Credit Contracts	—	$774,297	—	$774,297
Foreign Exchange Contracts	—	1,679,065	—	1,679,065
Interest Rate Contracts	$337,286	5,843,398	—	6,180,684

	337,286	8,296,760	—	8,634,046

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(40,828)	—	(40,828)
Foreign Exchange Contracts	—	(831,565)	—	(831,565)
Interest Rate Contracts	(194,227)	(1,455,247)	—	(1,649,474)

	(194,227)	(2,327,640)	—	(2,521,867)

Total Financial Derivative Instruments	$143,059	$5,969,120	—	$6,112,179

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

12

Notes to Schedule of Portfolio Investments (continued)

As of January 31, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

Futures Contracts

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At January 31, 2014, the Fund had futures contracts as follows:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Euribor	140	Long	12/15/14 to 09/14/15	$41,655
5-Year U.S. Treasury Note	1,240	Long	04/03/14	(194,227)
90-Day Eurodollar	4,740	Long	12/15/14 to 06/19/17	214,955
U.S. Treasury 10-Year Bond	210	Long	03/31/14	80,676
			Total	$143,059

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”).

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was

13

Notes to Schedule of Portfolio Investments (continued)

purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At January 31, 2014, the Fund had swap contracts as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Centrally Cleared Interest Rate Swaps
Pay	6 Month JPY LIBOR Rate	1.00%	BNP	09/18/23	JPY	1,220,000,000	$(217,356)	$(25,630)
Pay	6 Month JPY LIBOR Rate	1.00%	BRC	09/18/23	JPY	250,000,000	11,109	(60,901)
Pay	6 Month JPY LIBOR Rate	1.00%	CS	09/18/23	JPY	300,000,000	2,642	(62,392)
Pay	6 Month JPY LIBOR Rate	1.00%	DUB	09/18/23	JPY	410,000,000	20,905	(102,563)
Pay	6 Month JPY LIBOR Rate	1.00%	GS	09/18/23	JPY	280,000,000	15,571	(71,338)
Pay	6 Month JPY LIBOR Rate	1.00%	JPM	09/18/23	JPY	60,000,000	4,706	(16,656)
Pay	6 Month JPY LIBOR Rate	1.00%	MS	09/18/23	JPY	250,000,000	11,072	(60,864)
Pay	6 Month JPY LIBOR Rate	1.00%	RBS	09/18/23	JPY	110,000,000	9,068	(30,977)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	10/15/17	USD	48,200,000	(53,247)	(347,006)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	(339,878)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	BOA	03/18/16	USD	24,100,000	(729)	184,002
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	CS	03/18/16	USD	9,900,000	68,108	7,178
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	GS	03/18/16	USD	59,900,000	487,357	(31,835)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	MS	03/18/16	USD	42,900,000	327,618	(1,376)
Receive	3 Month USD LIBOR Rate	2.75%	BRC	06/19/43	USD	7,800,000	585,000	691,628
Receive	3 Month USD LIBOR Rate	2.75%	GS	06/19/43	USD	20,600,000	1,551,180	1,820,426
Receive	3 Month USD LIBOR Rate	2.75%	JPM	06/19/43	USD	8,200,000	564,561	777,535
Receive	3 Month USD LIBOR Rate	2.75%	MS	06/19/43	USD	12,600,000	931,392	1,130,852
Receive	3 Month USD LIBOR Rate	3.00%	GS	09/21/17	USD	64,600,000	662,533	(125,868)
Receive	3 Month USD LIBOR Rate	3.00%	MS	09/21/17	USD	83,500,000	138,443	555,233
Receive	3 Month USD LIBOR Rate	3.50%	GS	12/18/43	USD	3,400,000	127,770	(61,165)
						Totals	$5,187,328	$3,828,405

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	9.10%	GS	01/02/17	BRL	900,000	—	$(27,281)
Pay	1-Year BRL-CDI	10.63%	DUB	01/02/17	BRL	1,000,000	$223	(15,792)

14

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	$(14,926)	$40,601
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(4,564)	13,122
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(132)	(492)
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	14,810	81,213
Pay	28-Day MXN TIIE	5.70%	DUB	01/18/19	MXN	22,000,000	9,145	(18,290)
Pay	28-Day MXN TIIE	5.70%	GS	01/18/19	MXN	5,000,000	1,451	(1,451)
Pay	28-Day MXN TIIE	5.70%	JPM	01/18/19	MXN	5,000,000	1,702	(3,404)
Pay	28-Day MXN TIIE	6.00%	JPM	06/05/23	MXN	11,000,000	(25,445)	(24,603)
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	712	(3,553)
						Totals	$(17,024)	$40,070

Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
Centrally Cleared Credit Default Swaps-Sell Protection †
ITraxx Europe 5-Year Index	1.00%	BOA	12/20/18	A-	EUR	4,100,000	$(15,354)	$62,948
Markit CDX.NA.IG 5-Year Index	1.00%	BNP	12/20/18	BAA+	USD	6,200,000	52,903	29,829
Markit CDX.NA.IG 5-Year Index	1.00%	CS	12/20/18	BAA+	USD	5,000,000	84,972	(18,252)
						Total	$122,521	$74,525

Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
Credit Default Swaps-Sell Protection †
Berkshire Hathaway Inc.	1.00%	DUB	09/20/16	AA	USD	400,000	$5,413	$860
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BAA	USD	4,300,000	(6,212)	(16,543)
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BAA	USD	1,400,000	(2,200)	(5,208)
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BAA	USD	1,400,000	(5,065)	6,215
Brazil Federative Republic Bond	1.00%	MS	08/20/16	BAA	USD	3,500,000	—	58,113
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BAA	USD	1,000,000	(3,066)	3,887
China Government	1.00%	MS	06/20/16	AA-	USD	1,800,000	(27,833)	52,079
China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	8,543	10,529
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	AA-	USD	300,000	(8,523)	10,607
General Electric Capital Corp.	1.00%	BRC	09/20/16	AA+	USD	900,000	8,633	2,923

15

Notes to Schedule of Portfolio Investments (continued)

Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
General Electric Capital Corp.	1.00%	DUB	09/20/15	AA+	USD	1,000,000	$9,929	$(335)
General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(6,549)	10,051
General Electric Capital Corp.	1.00%	MS	06/20/16	AA+	USD	700,000	(1,237)	9,818
JPMorgan Chase & Co.	1.00%	DUB	09/20/16	A	USD	900,000	10,048	3,227
Mexico Government	1.00%	BRC	03/20/15	BAA+	USD	600,000	(2,960)	7,373
Mexico Government	1.00%	CITI	06/20/16	BAA+	USD	9,800,000	(1,213)	105,353
Mexico Government	1.00%	DUB	03/20/15	BAA+	USD	1,100,000	(5,537)	13,628
Mexico Government	1.00%	DUB	03/20/16	BAA+	USD	2,300,000	(7,070)	31,754
Mexico Government	1.00%	GS	06/20/16	BAA+	USD	8,400,000	(142,624)	231,887
Mexico Government	1.00%	HSBC	09/20/16	BAA+	USD	100,000	471	581
Mexico Government	1.00%	HSBC	12/20/16	BAA+	USD	100,000	906	136
Mexico Government	1.00%	JPM	09/20/16	BAA+	USD	200,000	973	1,131
Mexico Government	1.00%	MS	09/20/16	BAA+	USD	600,000	(1,422)	7,749
Mexico Government	1.00%	UBS	09/20/15	BAA+	USD	1,000,000	(4,584)	13,644
Republic of Indonesia	1.00%	MS	09/20/16	BAA-	USD	2,700,000	(108,884)	82,670
Republic of Indonesia	1.00%	UBS	09/20/16	BAA-	USD	300,000	(2,423)	(490)
U.S. Treasury Notes	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	(21,694)	15,459
						Total	$(314,180)	$657,098

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

At January 31, 2014, the Fund had written put and call options, swaptions and inflation floors as follows:

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain
	Credit Default Swaptions
Receive	5-Year Credit Default Swap (Call)	JPM	CDX.NA.IG Series 21	0.60%	03/19/14	$1,800,000	$720	$324
Receive	5-Year Credit Default Swap (Put)	JPM	CDX.NA.IG Series 21	0.90%	03/19/14	1,800,000	2,970	1,522

						Totals	$3,690	$1,846

16

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	1-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.00%	03/31/14	$74,300,000	$195,038	$127,978
Receive	2-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	2.00%	03/31/14	21,400,000	23,373	4,058
Receive	5-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	1.40%	05/06/14	7,000,000	18,025	11,392
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.40%	05/06/14	9,200,000	22,540	13,822
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.55%	07/28/14	13,900,000	33,360	(7,525)
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.60%	04/28/14	2,600,000	3,900	(4,452)
Receive	5-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.55%	07/28/14	10,000,000	25,750	(3,664)
Receive	5-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	1.55%	07/28/14	5,300,000	16,032	—
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.90%	05/06/14	7,000,000	59,535	20,924
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.00%	04/28/14	2,600,000	19,630	10,365
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.40%	07/28/14	15,000,000	94,208	28,524
Receive	10-Year Interest Rate Swap (Call)	CITI	3-Month USD-LIBOR	2.65%	03/03/14	2,200,000	9,460	6,178
Receive	10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	2.40%	03/17/14	3,400,000	10,540	9,959
Receive	10-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	2.60%	03/03/14	3,500,000	20,825	17,842
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	2.50%	03/03/14	5,400,000	19,710	18,474
Receive	10-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	3.10%	03/03/14	2,200,000	26,400	23,673
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.90%	03/17/14	3,400,000	54,400	29,574
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.10%	03/03/14	6,900,000	96,279	87,728
Receive	1-Year Interest Rate Swap (Call)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	11,212	(571)
Receive	1-Year Interest Rate Swap (Call)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	173
Receive	1-Year Interest Rate Swap (Put)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	12,707	12,292
Receive	1-Year Interest Rate Swap (Put)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	11,345

						Totals	$796,432	$418,089

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$(11,400,000)	$85,500	$77,083

17

Notes to Schedule of Portfolio Investments (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
Eurodollar Mid-Curve 3-Year Futures (Put)	$97	03/14/14	103	$36,185	$22,023
U.S. Treasury 10-Year Note Futures (Call)	$125	05/23/14	33	25,217	(5,720)
U.S. Treasury 10-Year Note Futures (Put)	$122	05/23/14	33	29,342	8,201
			Totals	$90,744	$24,504

Transactions in written put and call options and swaptions for the period ended January 31, 2014, were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2013	137	$295,500,000	$1,236,109
Options and swaptions written	66	117,800,000	547,276
Options and swaptions exercised/expired/closed	(34)	(180,000,000)	(807,018)

Options and swaptions outstanding at January 31, 2014	169	$233,300,000	$976,367

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2014, the Fund had forward foreign currency contracts (in U.S. Dollars) as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	02/04/14	BRC	$929,423	$944,956	$(15,533)
Canadian Dollar	Long	03/20/14	CITI	1,039,488	1,043,919	(4,431)
Euro	Long	02/04/14	CS	13,755,479	13,931,834	(176,355)
Brazilian Real	Short	03/06/14	BRC	938,165	922,287	15,878
Brazilian Real	Short	02/04/14	MS	953,626	929,423	24,203
British Pound	Short	03/12/14	BRC	3,926,863	3,944,211	(17,348)
Canadian Dollar	Short	03/20/14	CITI	14,160,735	13,479,262	681,473
Euro	Short	02/04/14 to 03/13/14	CITI	27,525,693	26,933,843	591,850
Euro	Short	04/01/14	CITI	253,470	269,745	(16,275)
Euro	Short	03/04/14	CS	13,931,477	13,755,492	175,985
Euro	Short	06/02/14	CS	507,200	539,542	(32,342)
Euro	Short	02/28/14	DUB	10,682,766	10,924,540	(241,774)
Euro	Short	02/28/14 to 03/14/14	GS	21,676,281	21,877,499	(201,218)
Euro	Short	02/04/14	JPM	13,097,304	12,921,977	175,327
Euro	Short	03/14/14	RBC	1,197,758	1,208,449	(10,691)

18

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Euro	Short	02/04/14	UBS	$708,934	$694,585	$14,349
Japanese Yen	Short	02/18/14	CITI	3,433,441	3,464,099	(30,658)
Japanese Yen	Short	02/18/14	CS	4,200,455	4,277,511	(77,056)
Japanese Yen	Short	02/18/14	DUB	910,263	918,147	(7,884)
			Totals	$133,828,821	$132,981,321	$847,500

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

BRL:	Brazilian Real
EUR:	Euro
JPY:	Japanese Yen
MXN:	Mexican Peso

Investment Abbreviations and Definitions:

CDI:	Brazil Interbank Deposit Rate
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 28, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	March 28, 2014